UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

This report on Form N-CSR relates solely to the Registrant's High Income Portfolio series (the "Fund").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
High Income Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.71%
Actual		$ 1,000.00	$ 1,228.70	$ 3.92
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.56
Service Class	.81%
Actual		$ 1,000.00	$ 1,226.80	$ 4.47
Hypothetical A		$ 1,000.00	$ 1,020.78	$ 4.06
Service Class 2.96%
Actual		$ 1,000.00	$ 1,227.70	$ 5.30
Hypothetical A		$ 1,000.00	$ 1,020.03	$ 4.81
Initial Class R	.70%
Actual		$ 1,000.00	$ 1,229.30	$ 3.87
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class R	.80%
Actual		$ 1,000.00	$ 1,224.80	$ 4.41
Hypothetical A		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2R	.95%
Actual		$ 1,000.00	$ 1,225.10	$ 5.24
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76
Investor Class	.74%
Actual		$ 1,000.00	$ 1,226.20	$ 4.08
Hypothetical A		$ 1,000.00	$ 1,021.12	$ 3.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of June 30, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.1	2.4
Ship Finance International Ltd.	1.9	2.0
Nielsen Finance LLC/Nielsen Finance Co.	1.8	0.7
Chesapeake Energy Corp.	1.8	1.0
Intelsat Ltd.	1.7	1.5
	10.3
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.4	9.8
Energy	9.9	9.0
Healthcare	8.8	7.4
Electric Utilities	7.8	9.1
Cable TV	5.5	6.0
Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
BBB 1.7%	BBB 1.6%
BB 35.9%	BB 34.1%
B 36.2%	B 41.3%
CCC,CC,C 18.6%	CCC,CC,C 10.3%
D 0.8%	D 0.0%
Not Rated 2.5%	Not Rated 1.0%
Equities 0.3%	Equities 1.1%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 10.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Nonconvertible Bonds 88.8%		Nonconvertible Bonds 80.8%
	Convertible Bonds, Preferred Stocks 0.7%		Convertible Bonds, Preferred Stocks 0.7%
	Common Stocks 0.1%		Common Stocks 0.9%
	Floating Rate Loans 6.4%		Floating Rate Loans 7.0%
	Short-Term Investments and Net Other Assets 4.0%		Short-Term Investments and Net Other Assets 10.6%
* Foreign investments	14.9%	** Foreign investments	14.8%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 89.3%
	Principal Amount	Value
Convertible Bonds - 0.5%
Energy - 0.1%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 1,040,000	$ 746,200
Homebuilding/Real Estate - 0.3%
Ventas, Inc. 3.875% 11/15/11 (f)	2,590,000	2,479,381
Railroad - 0.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	380,000	430,796
Technology - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15	2,230,000	1,045,424
TOTAL CONVERTIBLE BONDS		4,701,801
Nonconvertible Bonds - 88.8%
Aerospace - 0.7%
BE Aerospace, Inc. 8.5% 7/1/18	720,000	678,600
Bombardier, Inc.:
6.75% 5/1/12 (f)	1,455,000	1,367,700
7.45% 5/1/34 (f)	1,256,000	954,560
L-3 Communications Corp. 7.625% 6/15/12	2,230,000	2,241,150
Sequa Corp.:
11.75% 12/1/15 (f)	2,085,000	1,204,088
13.5% 12/1/15 pay-in-kind (f)	1,193,377	559,395
		7,005,493
Air Transportation - 2.2%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	6,390,000	5,175,900
6.977% 11/23/22	547,909	334,224
8.608% 10/1/12	535,000	428,000
10.375% 7/2/19	1,890,000	1,899,450
AMR Corp. 9% 8/1/12	1,980,000	900,900
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	1,060,319	869,461
7.73% 9/15/12	291,916	245,209
7.875% 7/2/18	991,302	604,694
8.388% 5/1/22	535,214	388,030
9.558% 9/1/19	1,485,704	891,422
9.798% 4/1/21	7,541,607	4,826,629
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	555,000	530,025
8.021% 8/10/22	1,543,534	1,003,297
8.954% 8/10/14	2,155,082	1,400,804

	Principal Amount	Value
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	$ 1,105,421	$ 740,632
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	2,935,797	1,526,615
		21,765,292
Auto Parts Distribution - 0.1%
RSC Equipment Rental, Inc. 10% 7/15/17 (f)	1,165,000	1,163,544
Automotive - 2.3%
ArvinMeritor, Inc. 8.125% 9/15/15	2,340,000	1,228,500
Ford Motor Co.:
7.45% 7/16/31	885,000	522,150
9.5% 9/15/11	260,000	202,800
Ford Motor Credit Co. LLC:
7.25% 10/25/11	6,785,000	5,868,604
7.375% 10/28/09	1,525,000	1,509,750
8% 6/1/14	2,495,000	2,010,546
8% 12/15/16	2,185,000	1,670,496
8.625% 11/1/10	1,065,000	1,001,019
12% 5/15/15	1,680,000	1,562,400
General Motors Corp.:
7.125% 7/15/13 (c)	1,885,000	226,200
7.2% 1/15/11 (c)	1,970,000	236,400
8.25% 7/15/23 (c)	2,405,000	294,613
8.375% 7/15/33 (c)	3,770,000	480,675
Tenneco, Inc. 8.625% 11/15/14	1,140,000	815,100
The Goodyear Tire & Rubber Co.:
9% 7/1/15	1,525,000	1,505,938
10.5% 5/15/16	2,185,000	2,228,700
		21,363,891
Banks and Thrifts - 1.3%
CIT Group, Inc.:
4.75% 12/15/10	1,700,000	1,334,515
5.2% 11/3/10	730,000	576,666
5.4% 3/7/13	1,560,000	966,827
5.6% 4/27/11	730,000	547,385
7.625% 11/30/12	3,800,000	2,602,035
12% 12/18/18 (f)	735,000	345,304
General Motors Acceptance Corp. 6.875% 8/28/12	435,000	356,700
GMAC LLC:
6.625% 5/15/12	435,000	356,700
6.75% 12/1/14 (f)	4,210,000	3,368,000
6.875% 9/15/11 (f)	2,345,000	2,098,775
8% 11/1/31 (f)	1,695,000	1,186,500
		13,739,407
Broadcasting - 0.4%
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (f)(g)	194,254	48,160
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Nexstar Broadcasting, Inc.: - continued
7% 1/15/14	$ 64,000	$ 22,400
Univision Communications, Inc. 12% 7/1/14 (f)	980,000	961,625
UPC Holding BV 9.875% 4/15/18 (f)	3,345,000	3,211,200
		4,243,385
Building Materials - 0.3%
General Cable Corp. 7.125% 4/1/17	1,365,000	1,228,500
Owens Corning:
6.5% 12/1/16	1,250,000	1,095,704
9% 6/15/19	735,000	712,950
		3,037,154
Cable TV - 5.1%
Cablevision Systems Corp. 8% 4/15/12	5,895,000	5,821,313
Charter Communications Holdings I LLC:
9.92% 4/1/14 (c)	5,570,000	34,813
11.125% 1/15/14 (c)	2,175,000	13,594
12.125% 1/15/15 (c)(e)	2,915,000	18,219
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (c)	4,330,000	519,600
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (c)	4,875,000	5,143,125
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10.375% 4/30/14 (f)(g)	2,400,000	2,298,000
10.875% 9/15/14 (f)	1,985,000	2,064,400
CSC Holdings, Inc.:
6.75% 4/15/12	5,555,000	5,360,575
8.5% 4/15/14 (f)	2,370,000	2,349,263
8.5% 6/15/15 (f)	3,465,000	3,404,363
8.625% 2/15/19 (f)	3,045,000	2,946,038
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	835,000	772,375
8.375% 3/15/13	400,000	401,500
EchoStar Communications Corp.:
6.375% 10/1/11	4,695,000	4,577,625
7% 10/1/13	4,025,000	3,833,813
7.125% 2/1/16	1,670,000	1,548,925
Kabel Deutschland GmbH 10.625% 7/1/14	5,050,000	5,176,250

	Principal Amount	Value
Videotron Ltd.:
9.125% 4/15/18 (f)	$ 1,680,000	$ 1,701,000
9.125% 4/15/18	1,705,000	1,734,838
		49,719,629
Capital Goods - 1.4%
Case Corp. 7.25% 1/15/16	1,460,000	1,315,825
Leucadia National Corp.:
7% 8/15/13	520,000	483,600
7.125% 3/15/17	3,145,000	2,547,450
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14	590,000	501,500
9.5% 8/1/14 (f)	911,000	774,350
11.75% 8/1/16	1,345,000	995,300
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,325,000	4,108,750
Terex Corp. 8% 11/15/17	3,800,000	2,964,000
		13,690,775
Chemicals - 1.5%
Chemtura Corp. 6.875% 6/1/16 (c)	1,610,000	1,167,250
Huntsman LLC 11.5% 7/15/12	580,000	587,250
MacDermid, Inc. 9.5% 4/15/17 (f)	250,000	182,500
Momentive Performance Materials, Inc. 9.75% 12/1/14	4,165,000	1,832,600
Nalco Co.:
7.75% 11/15/11	1,490,000	1,478,825
8.25% 5/15/17 (f)	2,675,000	2,668,313
NOVA Chemicals Corp.:
4.5375% 11/15/13 (g)	5,325,000	4,393,125
6.5% 1/15/12	2,420,000	2,244,550
Westlake Chemical Corp. 6.625% 1/15/16	115,000	100,625
		14,655,038
Consumer Products - 0.6%
Jostens Holding Corp. 10.25% 12/1/13	3,050,000	2,989,000
Revlon Consumer Products Corp. 9.5% 4/1/11	3,120,000	2,823,600
		5,812,600
Containers - 1.7%
Berry Plastics Corp. 5.8813% 2/15/15 (g)	1,980,000	1,722,600
BWAY Corp. 10% 4/15/14 (f)	1,630,000	1,630,000
Crown Cork & Seal, Inc.:
7.375% 12/15/26	3,648,000	3,100,800
8% 4/15/23	1,835,000	1,568,925
Greif, Inc. 6.75% 2/1/17	4,770,000	4,376,475
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16 (f)	2,195,000	2,123,663
Silgan Holdings, Inc. 7.25% 8/15/16 (f)	2,195,000	2,112,688
		16,635,151
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Department Stores - 0.1%
Neiman Marcus Group, Inc. 10.375% 10/15/15	$ 1,120,000	$ 660,800
Diversified Financial Services - 0.4%
NiSource Finance Corp.:
5.25% 9/15/17	695,000	595,963
5.45% 9/15/20	645,000	542,499
Sprint Capital Corp. 8.75% 3/15/32	545,000	438,725
Whirlpool Corp. 8.6% 5/1/14	2,200,000	2,299,000
		3,876,187
Diversified Media - 3.4%
Affinion Group, Inc.:
10.125% 10/15/13 (f)	1,080,000	1,001,700
11.5% 10/15/15	995,000	845,750
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	490,000	428,750
10% 7/15/17 (f)	1,120,000	1,136,800
Lamar Media Corp.:
Series B, 6.625% 8/15/15	750,000	633,750
6.625% 8/15/15	1,435,000	1,255,625
9.75% 4/1/14 (f)	1,730,000	1,790,550
Liberty Media Corp.:
5.7% 5/15/13	1,465,000	1,267,225
8.25% 2/1/30	255,000	175,631
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	6,430,000	4,147,350
10% 8/1/14	5,140,000	4,883,000
11.5% 5/1/16 (f)	2,275,000	2,212,438
11.625% 2/1/14 (f)	6,320,000	6,272,600
Quebecor Media, Inc.:
7.75% 3/15/16	4,565,000	4,085,675
7.75% 3/15/16	3,585,000	3,208,575
		33,345,419
Electric Utilities - 7.2%
AES Corp.:
7.75% 3/1/14	905,000	850,700
7.75% 10/15/15	2,160,000	2,008,800
8% 10/15/17	2,085,000	1,939,050
9.75% 4/15/16 (f)	1,485,000	1,503,563
Aquila, Inc. 11.875% 7/1/12 (g)	2,825,000	3,121,625
Calpine Construction Finance Co. LP 8% 6/1/16 (f)	2,945,000	2,834,563
Dynegy Holdings, Inc. 8.375% 5/1/16	1,515,000	1,287,750
Edison Mission Energy:
7% 5/15/17	2,465,000	1,891,888
7.2% 5/15/19	2,800,000	2,086,000

	Principal Amount	Value
7.625% 5/15/27	$ 2,465,000	$ 1,589,925
Energy Future Holdings:
10.875% 11/1/17	6,160,000	4,496,800
12% 11/1/17 pay-in-kind (g)	4,567,000	2,693,008
Intergen NV 9% 6/30/17 (f)	3,950,000	3,742,625
IPALCO Enterprises, Inc. 7.25% 4/1/16 (f)	2,205,000	2,105,775
Mirant Americas Generation LLC:
8.5% 10/1/21	4,175,000	3,465,250
9.125% 5/1/31	1,605,000	1,155,600
NiSource Finance Corp. 10.75% 3/15/16	1,603,000	1,778,043
NRG Energy, Inc.:
7.25% 2/1/14	1,685,000	1,642,875
7.375% 2/1/16	4,390,000	4,170,500
7.375% 1/15/17	6,745,000	6,357,163
NSG Holdings II, LLC 7.75% 12/15/25 (f)	7,850,000	6,280,000
RRI Energy, Inc.:
6.75% 12/15/14	359,000	345,986
7.625% 6/15/14	4,330,000	3,961,950
7.875% 6/15/17	970,000	868,150
Tenaska Alabama Partners LP 7% 6/30/21 (f)	1,924,634	1,645,562
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15	4,115,000	2,561,588
Series B, 10.25% 11/1/15	4,280,000	2,675,000
11.25% 11/1/16 pay-in-kind	3,205,844	1,414,935
		70,474,674
Energy - 9.8%
Ashland, Inc. 9.125% 6/1/17 (f)	1,130,000	1,163,900
Berry Petroleum Co. 10.25% 6/1/14	1,005,000	1,005,000
Chesapeake Energy Corp.:
6.5% 8/15/17	5,780,000	4,855,200
6.875% 1/15/16	2,170,000	1,904,175
7.625% 7/15/13	1,445,000	1,372,750
9.5% 2/15/15	8,330,000	8,392,475
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	235,000	217,375
7.75% 5/15/17	1,235,000	1,111,500
9.5% 5/15/16 (f)	2,450,000	2,443,875
Denbury Resources, Inc. 9.75% 3/1/16	3,675,000	3,776,063
Dynegy Holdings, Inc. 8.75% 2/15/12	2,205,000	2,138,850
El Paso Corp. 6.95% 6/1/28	400,000	298,000
El Paso Energy Corp. 7.75% 1/15/32	610,000	496,553
El Paso Performance-Linked Trust 7.75% 7/15/11 (f)	3,050,000	2,943,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Forest Oil Corp.:
7.25% 6/15/19	$ 1,420,000	$ 1,278,000
7.75% 5/1/14	1,780,000	1,682,100
8.5% 2/15/14 (f)	4,380,000	4,303,350
Frontier Oil Corp. 8.5% 9/15/16	2,700,000	2,720,250
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	3,055,000	2,703,675
Hilcorp Energy I LP/Hilcorp Finance Co. 9% 6/1/16 (f)	460,000	400,200
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (f)	2,265,000	2,219,700
Newfield Exploration Co. 7.125% 5/15/18	2,565,000	2,327,738
Parker Drilling Co. 9.625% 10/1/13	1,090,000	1,008,250
Petrohawk Energy Corp.:
7.875% 6/1/15	770,000	712,250
9.125% 7/15/13	5,910,000	5,880,450
10.5% 8/1/14 (f)	725,000	751,281
Petroleum Development Corp. 12% 2/15/18	2,810,000	2,360,400
Pioneer Natural Resources Co. 6.65% 3/15/17	3,365,000	2,927,550
Plains Exploration & Production Co.:
7% 3/15/17	4,230,000	3,690,675
7.625% 6/1/18	1,535,000	1,377,663
10% 3/1/16	3,207,000	3,287,175
Pride International, Inc. 8.5% 6/15/19	1,500,000	1,485,000
Quicksilver Resources, Inc. 11.75% 1/1/16	2,250,000	2,317,500
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	435,000	396,938
7.375% 7/15/13	10,075,000	9,873,500
8% 5/15/19	1,850,000	1,801,438
SandRidge Energy, Inc.:
4.8325% 4/1/14 (g)	3,350,000	2,713,500
8.625% 4/1/15 pay-in-kind (g)	840,000	756,000
Southwestern Energy Co. 7.5% 2/1/18 (f)	1,640,000	1,582,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (f)	1,895,000	1,799,738
Williams Companies, Inc. 8.75% 1/15/20 (f)	1,675,000	1,746,188
		96,222,075
Entertainment/Film - 0.4%
AMC Entertainment, Inc.:
8% 3/1/14	300,000	258,000

	Principal Amount	Value
8.75% 6/1/19 (f)	$ 2,820,000	$ 2,650,800
Marquee Holdings, Inc. 9.5% 8/15/14 (e)	1,645,000	1,283,100
		4,191,900
Food and Drug Retail - 1.0%
Albertsons, Inc. 7.75% 6/15/26	435,000	370,838
Federated Retail Holdings, Inc. 5.9% 12/1/16	2,455,000	2,000,054
Macy's Retail Holdings, Inc. 7.875% 7/15/15	1,120,000	1,083,836
SUPERVALU, Inc.:
7.5% 5/15/12	355,000	351,450
7.5% 11/15/14	2,725,000	2,616,000
8% 5/1/16	3,110,000	3,047,800
		9,469,978
Food/Beverage/Tobacco - 1.6%
Constellation Brands, Inc.:
7.25% 9/1/16	880,000	814,000
8.375% 12/15/14	2,260,000	2,260,000
Dean Foods Co.:
6.9% 10/15/17	4,450,000	4,094,000
7% 6/1/16	2,445,000	2,231,063
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,690,000	3,560,850
Smithfield Foods, Inc. 10% 7/15/14 (f)	1,340,000	1,326,600
Tyson Foods, Inc. 10.5% 3/1/14 (f)	860,000	930,950
		15,217,463
Gaming - 3.4%
Ameristar Casinos, Inc. 9.25% 6/1/14 (f)	2,090,000	2,110,900
Chukchansi Economic Development Authority:
4.9125% 11/15/12 (f)(g)	1,010,000	656,500
8% 11/15/13 (f)	3,210,000	2,150,700
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (f)	5,050,000	2,525,000
MGM Mirage, Inc. 8.5% 9/15/10	730,000	664,300
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,295,000	977,725
6.375% 7/15/09	950,000	931,000
6.875% 2/15/15	130,000	84,500
7.125% 8/15/14	1,760,000	1,144,000
Scientific Games Corp.:
6.25% 12/15/12	3,275,000	3,111,250
7.875% 6/15/16 (f)	3,080,000	2,926,000
9.25% 6/15/19 (f)	1,920,000	1,934,400
Seminole Hard Rock Entertainment, Inc. 3.1294% 3/15/14 (f)(g)	2,125,000	1,466,250
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	5,055,000	4,372,575
7.25% 5/1/12	2,225,000	1,924,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Snoqualmie Entertainment Authority:
5.3838% 2/1/14 (f)(g)	$ 3,525,000	$ 1,692,000
9.125% 2/1/15 (f)	1,290,000	670,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	1,300,000	1,134,250
6.625% 12/1/14	3,580,000	3,114,600
		33,591,375
Healthcare - 8.0%
Biomet, Inc.:
10% 10/15/17	2,490,000	2,533,575
10.375% 10/15/17 pay-in-kind (g)	995,000	962,663
11.625% 10/15/17	3,490,000	3,324,225
Community Health Systems, Inc. 8.875% 7/15/15	4,320,000	4,233,600
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	7,410,000	6,483,750
HCA, Inc.:
6.5% 2/15/16	6,715,000	5,489,513
7.875% 2/1/11	375,000	369,375
8.5% 4/15/19 (f)	2,125,000	2,071,875
9.125% 11/15/14	6,670,000	6,594,963
9.25% 11/15/16	8,519,000	8,348,620
9.625% 11/15/16 pay-in-kind (g)	5,401,000	5,360,493
9.875% 2/15/17 (f)	580,000	584,350
HealthSouth Corp. 10.75% 6/15/16	1,805,000	1,814,025
Inverness Medical Innovations, Inc. 9% 5/15/16	2,875,000	2,781,563
Omega Healthcare Investors, Inc. 7% 4/1/14	9,235,000	8,426,938
Psychiatric Solutions, Inc.:
7.75% 7/15/15	80,000	73,800
7.75% 7/15/15 (f)	800,000	732,000
Service Corp. International 7.5% 4/1/27	4,050,000	3,179,250
Tenet Healthcare Corp. 8.875% 7/1/19 (f)	3,665,000	3,683,325
United Surgical Partners International, Inc. 9.25% 5/1/17 pay-in-kind (g)	900,000	738,000
Valeant Pharmaceuticals International 8.375% 6/15/16 (f)	2,355,000	2,343,225
Ventas Realty LP:
6.5% 6/1/16	1,200,000	1,074,000
6.5% 6/1/16	460,000	411,700
6.625% 10/15/14	1,820,000	1,729,000

	Principal Amount	Value
Viant Holdings, Inc. 10.125% 7/15/17 (f)	$ 3,679,000	$ 2,943,200
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind	2,860,000	2,259,400
		78,546,428
Homebuilding/Real Estate - 2.4%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	7,420,000	6,696,550
8.125% 6/1/12	8,345,000	7,677,400
D.R. Horton, Inc. 6.5% 4/15/16	1,640,000	1,402,200
KB Home:
5.875% 1/15/15	735,000	654,150
6.25% 6/15/15	1,285,000	1,098,675
6.375% 8/15/11	740,000	714,100
Lennar Corp. 12.25% 6/1/17 (f)	2,200,000	2,244,000
Pulte Homes, Inc. 5.25% 1/15/14	905,000	773,775
Ryland Group, Inc. 8.4% 5/15/17	1,910,000	1,814,500
		23,075,350
Hotels - 1.3%
Host Hotels & Resorts LP 9% 5/15/17 (f)	2,195,000	2,063,300
Host Marriott LP 7.125% 11/1/13	6,900,000	6,451,500
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	700,000	651,000
7.875% 10/15/14	3,785,000	3,557,900
		12,723,700
Leisure - 1.9%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,815,000	1,370,325
11.875% 7/15/15	1,440,000	1,402,546
yankee:
7% 6/15/13	5,550,000	4,849,313
7.25% 6/15/16	1,360,000	1,071,000
7.5% 10/15/27	1,400,000	952,000
Speedway Motorsports, Inc. 8.75% 6/1/16 (f)	1,440,000	1,458,000
Town Sports International Holdings, Inc. 11% 2/1/14	1,772,000	868,280
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	3,125,000	2,937,500
Universal City Florida Holding Co. I/II:
5.7775% 5/1/10 (g)	4,340,000	3,472,000
8.375% 5/1/10	625,000	514,063
		18,895,027
Metals/Mining - 3.9%
Compass Minerals International, Inc. 8% 6/1/19 (f)	2,660,000	2,620,100
Drummond Co., Inc. 7.375% 2/15/16 (f)	7,160,000	5,226,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
FMG Finance Property Ltd.:
4.6675% 9/1/11 (f)(g)	$ 2,450,000	$ 2,339,750
10% 9/1/13 (f)	3,100,000	2,960,500
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (g)	5,320,000	4,947,600
8.25% 4/1/15	4,110,000	4,135,688
8.375% 4/1/17	5,595,000	5,622,975
Massey Energy Co. 6.875% 12/15/13	5,595,000	5,119,425
Teck Resources Ltd.:
9.75% 5/15/14 (f)	1,465,000	1,519,938
10.25% 5/15/16 (f)	1,465,000	1,541,913
10.75% 5/15/19 (f)	1,465,000	1,549,238
		37,583,927
Paper - 2.2%
Cascades, Inc. 7.25% 2/15/13	2,175,000	1,897,688
Catalyst Paper Corp. 8.625% 6/15/11	1,715,000	1,029,000
Domtar Corp.:
5.375% 12/1/13	1,045,000	830,775
7.125% 8/15/15	1,425,000	1,161,375
7.875% 10/15/11	60,000	58,800
10.75% 6/1/17	2,445,000	2,353,313
Georgia-Pacific Corp.:
7% 1/15/15 (f)	3,685,000	3,463,900
8.875% 5/15/31	1,435,000	1,241,275
Georgia-Pacific LLC 8.25% 5/1/16 (f)	1,770,000	1,739,025
Graphic Packaging International, Inc.:
8.5% 8/15/11	1,686,000	1,652,280
9.5% 6/15/17 (f)	1,675,000	1,645,688
Rock-Tenn Co.:
9.25% 3/15/16	1,885,000	1,917,988
9.25% 3/15/16 (f)	525,000	534,188
Solo Cup Co. 10.5% 11/1/13 (f)	890,000	892,225
Temple-Inland, Inc. 6.625% 1/15/16	545,000	487,775
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (f)	960,000	859,200
		21,764,495
Publishing/Printing - 0.8%
Cenveo Corp. 7.875% 12/1/13	75,000	52,500
Scholastic Corp. 5% 4/15/13	2,210,000	1,790,100
The Reader's Digest Association, Inc. 9% 2/15/17	3,305,000	140,463
TL Acquisitions, Inc.:
0% 7/15/15 (d)(f)	2,000,000	1,462,500
10.5% 1/15/15 (f)	5,215,000	4,172,000
		7,617,563

	Principal Amount	Value
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	$ 1,250,000	$ 1,150,000
Restaurants - 0.3%
Wendy's/Arby's Restaurants LLC 10% 7/15/16 (f)	3,460,000	3,321,600
Services - 2.8%
ARAMARK Corp.:
4.5275% 2/1/15 (g)	6,455,000	5,244,688
8.5% 2/1/15	3,080,000	2,956,800
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	1,375,000	941,875
7.75% 5/15/16	1,150,000	764,750
FTI Consulting, Inc. 7.625% 6/15/13	2,965,000	2,831,575
Hertz Corp.:
8.875% 1/1/14	2,720,000	2,502,400
10.5% 1/1/16	1,275,000	1,147,500
Iron Mountain, Inc.:
8% 6/15/20	1,045,000	966,625
8.625% 4/1/13	5,270,000	5,256,825
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	715,000	579,150
JohnsonDiversey, Inc. 9.625% 5/15/12	310,000	307,675
Rental Service Corp. 9.5% 12/1/14	1,660,000	1,328,000
Rural/Metro Corp. 0% 3/15/16 (d)	965,000	704,450
US Investigations Services, Inc. 10.5% 11/1/15 (f)	2,720,000	2,216,800
		27,749,113
Shipping - 3.2%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	4,722,000	3,872,040
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	475,000	344,969
8.75% 12/1/13	85,000	78,625
Ship Finance International Ltd. 8.5% 12/15/13	22,075,000	18,542,972
Teekay Corp. 8.875% 7/15/11	8,373,000	8,310,203
		31,148,809
Specialty Retailing - 0.6%
Dollar General Corp.:
10.625% 7/15/15	1,425,000	1,546,125
11.875% 7/15/17 pay-in-kind (g)	815,000	880,200
Ltd. Brands, Inc. 8.5% 6/15/19 (f)	1,265,000	1,217,563
Michaels Stores, Inc. 10% 11/1/14	990,000	831,600
Sally Holdings LLC 9.25% 11/15/14	980,000	975,100
		5,450,588
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steels - 0.8%
Metals USA, Inc. 11.125% 12/1/15	$ 170,000	$ 136,000
Steel Dynamics, Inc.:
6.75% 4/1/15	4,840,000	4,283,400
7.375% 11/1/12	2,805,000	2,643,713
Tube City IMS Corp. 9.75% 2/1/15	1,695,000	1,038,188
		8,101,301
Super Retail - 0.8%
NBC Acquisition Corp. 11% 3/15/13	1,665,000	499,500
Neiman Marcus Group, Inc. 9.75% 10/15/15 pay-in-kind (e)	1,140,000	626,026
Toys 'R' US, Inc.:
7.375% 10/15/18	400,000	286,000
7.625% 8/1/11	6,500,000	6,012,500
		7,424,026
Technology - 2.5%
Amkor Technology, Inc.:
7.75% 5/15/13	130,000	120,250
9.25% 6/1/16	1,130,000	1,045,250
Flextronics International Ltd.:
6.25% 11/15/14	435,000	404,550
6.5% 5/15/13	1,065,000	1,033,050
Freescale Semiconductor, Inc. 8.875% 12/15/14	3,835,000	1,917,500
Jabil Circuit, Inc. 8.25% 3/15/18	690,000	621,000
Lucent Technologies, Inc.:
6.45% 3/15/29	4,675,000	2,653,063
6.5% 1/15/28	4,915,000	2,752,400
Seagate Technology HDD Holdings 6.8% 10/1/16	2,485,000	2,087,400
Seagate Technology International 10% 5/1/14 (f)	670,000	690,100
SunGard Data Systems, Inc.:
9.125% 8/15/13	1,460,000	1,387,000
10.25% 8/15/15	1,460,000	1,357,800
Terremark Worldwide, Inc. 12% 6/15/17 (f)	3,460,000	3,287,000
Xerox Capital Trust I 8% 2/1/27	6,970,000	5,297,200
		24,653,563
Telecommunications - 11.9%
Cincinnati Bell, Inc. 8.375% 1/15/14	4,605,000	4,225,088
Citizens Communications Co. 9% 8/15/31	1,055,000	870,375
Cricket Communications, Inc.:
7.75% 5/15/16 (f)	2,915,000	2,798,400
9.375% 11/1/14	1,020,000	1,004,700
10% 7/15/15	2,590,000	2,570,575

	Principal Amount	Value
Digicel Group Ltd.:
8.875% 1/15/15 (f)	$ 7,365,000	$ 6,186,600
9.125% 1/15/15 pay-in-kind (f)(g)	2,727,000	2,263,410
9.25% 9/1/12 (f)	6,600,000	6,468,000
12% 4/1/14 (f)	795,000	802,950
DigitalGlobe, Inc. 10.5% 5/1/14 (f)	1,345,000	1,371,900
Frontier Communications Corp. 8.25% 5/1/14	1,945,000	1,847,750
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (e)(f)	1,680,000	1,247,867
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (f)	6,995,000	6,995,000
11.5% 6/15/16 (f)	1,203,000	1,178,940
Intelsat Ltd.:
6.5% 11/1/13	10,705,000	8,617,525
7.625% 4/15/12	9,280,000	8,212,800
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (f)	585,000	564,525
8.875% 1/15/15	5,180,000	4,985,750
MetroPCS Wireless, Inc.:
9.25% 11/1/14	5,335,000	5,301,656
9.25% 11/1/14 (f)	1,755,000	1,748,419
Mobile Telesystems Finance SA 8% 1/28/12 (f)	3,446,000	3,402,925
Nextel Communications, Inc.:
5.95% 3/15/14	2,095,000	1,649,813
6.875% 10/31/13	3,945,000	3,264,488
7.375% 8/1/15	1,960,000	1,563,100
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)	6,100,000	5,124,000
Qwest Capital Funding, Inc. 7.25% 2/15/11	1,715,000	1,654,975
Qwest Communications International, Inc. 7.5% 2/15/14	900,000	821,250
Qwest Corp.:
3.8794% 6/15/13 (g)	4,530,000	4,048,688
7.5% 10/1/14	2,485,000	2,373,175
7.625% 6/15/15	2,588,000	2,432,720
8.375% 5/1/16 (f)	2,940,000	2,837,100
8.875% 3/15/12	315,000	317,363
Sprint Capital Corp.:
6.875% 11/15/28	3,265,000	2,318,150
7.625% 1/30/11	2,495,000	2,466,931
8.375% 3/15/12	650,000	640,250
Sprint Nextel Corp. 6% 12/1/16	7,630,000	6,237,525
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	3,145,000	3,121,413
U.S. West Communications:
6.875% 9/15/33	2,155,000	1,573,150
7.5% 6/15/23	1,135,000	885,300
		115,994,546
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 4.5925% 12/15/14 (g)	$ 2,760,000	$ 2,235,600
Levi Strauss & Co.:
8.875% 4/1/16	530,000	514,100
9.75% 1/15/15	1,300,000	1,267,500
		4,017,200
TOTAL NONCONVERTIBLE BONDS		869,098,466
TOTAL CORPORATE BONDS (Cost $948,630,114)		873,800,267
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0934% 4/25/21 (f)(g) (Cost $98,725)	134,052	98,997
Common Stocks - 0.1%
	Shares
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (a)(h) (Cost $1,973,704)	48,889	299,201
Convertible Preferred Stocks - 0.2%

Electric Utilities - 0.2%
AES Trust III 6.75% (Cost $2,507,572)	51,000	2,181,780
Floating Rate Loans - 6.4%
	Principal Amount
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5675% 4/30/14 (g)	$ 1,883,353	1,299,514
Northwest Airlines, Inc. term loan 2.32% 12/31/10 (g)	640,000	604,800
		1,904,314
Automotive - 0.9%
Federal-Mogul Corp.:
Tranche B, term loan 2.2478% 12/27/14 (g)	2,281,947	1,494,675
Tranche C, term loan 2.2489% 12/27/15 (g)	1,766,674	1,157,172

	Principal Amount	Value
Ford Motor Co. term loan 3.5944% 12/15/13 (g)	$ 7,120,000	$ 5,215,400
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.07% 4/30/14 (g)	915,000	768,600
		8,635,847
Broadcasting - 0.0%
Univision Communications, Inc. Tranche 1LN, term loan 2.56% 9/29/14 (g)	310,000	230,175
Cable TV - 0.4%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (g)	5,079,158	4,495,055
Capital Goods - 0.3%
Dresser, Inc. Tranche 2LN, term loan 6.0681% 5/4/15 pay-in-kind (g)	4,305,000	3,056,550
Chemicals - 0.4%
Chemtura Corp. term loan 10.5% 3/19/10 (g)	3,750,000	3,750,000
Containers - 0.4%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (g)	3,744,615	3,594,830
Electric Utilities - 0.4%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.3075% 3/30/12 (g)	659,006	527,204
term loan 3.5975% 3/30/14 (g)	4,591,197	3,672,958
		4,200,162
Entertainment/Film - 0.4%
Zuffa LLC term loan 2.375% 6/19/15 (g)	4,917,943	4,229,431
Gaming - 0.4%
Fantasy Springs Resort Casino term loan 7.8188% 8/6/12 (g)	2,960,000	1,776,000
Las Vegas Sands LLC:
term loan 2.06% 5/23/14 (g)	484,656	339,259
Tranche B, term loan 2.06% 5/23/14 (g)	2,324,574	1,627,202
		3,742,461
Healthcare - 0.8%
Community Health Systems, Inc.:
term loan 2.8978% 7/25/14 (g)	3,567,746	3,193,133
Tranche DD, term loan 2.56% 7/25/14 (g)	182,091	162,972
HCA, Inc. Tranche B, term loan 2.8475% 11/17/13 (g)	2,456,224	2,213,672
PTS Acquisition Corp. term loan 2.56% 4/10/14 (g)	2,478,611	2,038,658
		7,608,435
Floating Rate Loans - continued
	Principal Amount	Value
Publishing/Printing - 0.1%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.75% 12/12/14 (g)	$ 3,640,748	$ 546,112
Newsday LLC term loan 9.75% 8/1/13	280,000	280,000
		826,112
Services - 0.0%
Penhall International Corp. term loan 9.995% 4/1/12 pay-in-kind (g)	2,631,651	526,330
Technology - 0.8%
Flextronics International Ltd.:
Tranche B-A, term loan 3.0366% 10/1/14 (g)	2,112,525	1,742,833
Tranche B-A1, term loan 3.3813% 10/1/14 (g)	488,996	403,422
Kronos, Inc.:
Tranche 1LN, term loan 2.8475% 6/11/14 (g)	3,349,814	3,031,582
Tranche 2LN, term loan 7.0975% 6/11/15 (g)	3,190,000	2,424,400
		7,602,237
Telecommunications - 0.5%
Digicel International Finance Ltd. term loan 3.125% 3/30/12 (g)	3,965,000	3,727,100
Intelsat Jackson Holdings Ltd. term loan 3.3188% 2/1/14 (g)	830,000	680,600
Wind Telecomunicazioni SpA term loan 8.3569% 12/21/11 pay-in-kind (g)	173,567	171,534
		4,579,234
Textiles & Apparel - 0.4%
Levi Strauss & Co. term loan 2.5681% 4/4/14 (g)	4,545,000	3,749,625
TOTAL FLOATING RATE LOANS (Cost $71,369,304)		62,730,798
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b) (Cost $33,329,677)	33,329,677	$ 33,329,677
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,057,909,096)		972,440,720
NET OTHER ASSETS - 0.6%		6,246,925
NET ASSETS - 100%		$ 978,687,645
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $221,299,979 or 22.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $299,201 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 116,805
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 299,201	$ -	$ -	$ 299,201
Utilities	2,181,780	-	2,181,780	-
Commercial Mortgage Securities	98,997	-	-	98,997
Corporate Bonds	873,800,267	-	873,800,267	-
Floating Rate Loans	62,730,798	-	60,408,686	2,322,112
Money Market Funds	33,329,677	33,329,677	-	-
Total Investments in Securities:	$ 972,440,720	$ 33,329,677	$ 936,390,733	$ 2,720,310
The following is a reconciliation of assets or liabilities for which level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 10,627,459
Total Realized Gain/Loss	(2,564,695)
Total Unrealized Gain Loss	(735,326)
Cost of purchases	114,787
Proceeds of sales	(3,789,793)
Amortization/Accretion	36,204
Transfers in/out of level 3	(968,326)
Ending Balance	$ 2,720,310
Total unrealized gain (loss) on investments held at June 30, 2009	$ (374,795)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.1%
Bermuda	6.3%
Canada	2.8%
Marshall Islands	1.3%
Others (individually less than 1%)	4.5%
100.0%
Income Tax Information

At December 31, 2008, the fund had a capital loss carryforward of approximately $931,818,024 of which $772,554,243, $88,480,642 and $70,783,139 will expire on December 31, 2009, 2010 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,024,579,419)	$ 939,111,043
Fidelity Central Funds (cost $33,329,677)	33,329,677
Total Investments (cost $1,057,909,096)		$ 972,440,720
Cash		1,328,725
Receivable for investments sold		10,680,621
Receivable for fund shares sold		291,107
Interest receivable		18,846,915
Distributions receivable from Fidelity Central Funds		13,078
Prepaid expenses		4,638
Other receivables		9,847
Total assets		1,003,615,651

Liabilities
Payable for investments purchased	$ 23,388,031
Payable for fund shares redeemed	874,838
Accrued management fee	461,864
Distribution fees payable	39,219
Other affiliated payables	86,682
Other payables and accrued expenses	77,372
Total liabilities		24,928,006

Net Assets		$ 978,687,645
Net Assets consist of:
Paid in capital		$ 2,026,016,996
Undistributed net investment income		44,103,230
Accumulated undistributed net realized gain (loss) on investments		(1,005,953,343)
Net unrealized appreciation (depreciation) on investments		(85,479,238)
Net Assets		$ 978,687,645

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($538,737,424 ÷ 110,779,899 shares)	$ 4.86

Service Class: Net Asset Value, offering price and redemption price per share ($100,311,211 ÷ 20,730,488 shares)	$ 4.84

Service Class 2: Net Asset Value, offering price and redemption price per share ($131,038,204 ÷ 27,478,987 shares)	$ 4.77

Initial Class R: Net Asset Value, offering price and redemption price per share ($29,618,624 ÷ 6,108,402 shares)	$ 4.85

Service Class R: Net Asset Value, offering price and redemption price per share ($41,335,887 ÷ 8,567,516 shares)	$ 4.82

Service Class 2R: Net Asset Value, offering price and redemption price per share ($2,025,561 ÷ 425,572 shares)	$ 4.76

Investor Class: Net Asset Value, offering price and redemption price per share ($135,620,734 ÷ 27,959,243 shares)	$ 4.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 231,063
Interest		44,180,164
Income from Fidelity Central Funds		116,805
Total income		44,528,032

Expenses
Management fee	$ 2,471,029
Transfer agent fees	327,853
Distribution fees	202,556
Accounting fees and expenses	159,016
Custodian fees and expenses	10,840
Independent trustees' compensation	3,349
Audit	37,722
Legal	12,009
Interest	143
Miscellaneous	37,938
Total expenses before reductions	3,262,455
Expense reductions	(654)	3,261,801
Net investment income		41,266,231
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(73,796,839)
Change in net unrealized appreciation (depreciation) on investment securities		210,423,787
Net gain (loss)		136,626,948
Net increase (decrease) in net assets resulting from operations		$ 177,893,179

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 41,266,231	$ 85,185,644
Net realized gain (loss)	(73,796,839)	(72,607,286)
Change in net unrealized appreciation (depreciation)	210,423,787	(265,350,744)
Net increase (decrease) in net assets resulting from operations	177,893,179	(252,772,386)
Distributions to shareholders from net investment income	(1,013,640)	(81,088,207)
Share transactions - net increase (decrease)	29,192,956	(59,062,712)
Redemption fees	81,206	147,113
Total increase (decrease) in net assets	206,153,701	(392,776,192)

Net Assets
Beginning of period	772,533,944	1,165,310,136
End of period (including undistributed net investment income of $44,103,230 and undistributed net investment income of $3,850,639, respectively)	$ 978,687,645	$ 772,533,944

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 3.96	$ 5.98	$ 6.35	$ 6.17	$ 7.00	$ 6.95
Income from Investment Operations
Net investment income E	.211	.475	.485	.476	.457	.494
Net realized and unrealized gain (loss)	.694	(1.990)	(.311)	.216	(.281)	.126
Total from investment operations	.905	(1.515)	.174	.692	.176	.620
Distributions from net investment income	(.005)	(.506)	(.545)	(.512)	(1.006)	(.570)
Redemption fees added to paid in capital E	- I	.001	.001	-	-	-
Net asset value, end of period	$ 4.86	$ 3.96	$ 5.98	$ 6.35	$ 6.17	$ 7.00
Total Return B,C,D	22.87%	(24.98)%	2.79%	11.24%	2.70%	9.59%
Ratios to Average Net Assets F,H
Expenses before reductions	.71% A	.71%	.68%	.71%	.70%	.71%
Expenses net of fee waivers, if any	.71% A	.71%	.68%	.71%	.70%	.71%
Expenses net of all reductions	.71% A	.70%	.68%	.71%	.70%	.71%
Net investment income	9.65% A	8.48%	7.47%	7.40%	6.98%	7.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 538,737	$ 451,824	$ 726,409	$ 922,565	$ 1,080,002	$ 1,371,736
Portfolio turnover rate G	64% A	58%	70%	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 3.95	$ 5.95	$ 6.32	$ 6.14	$ 6.97	$ 6.92
Income from Investment Operations
Net investment income E	.208	.469	.477	.467	.448	.486
Net realized and unrealized gain (loss)	.687	(1.971)	(.312)	.218	(.283)	.124
Total from investment operations	.895	(1.502)	.165	.685	.165	.610
Distributions from net investment income	(.005)	(.499)	(.536)	(.505)	(.995)	(.560)
Redemption fees added to paid in capital E	- I	.001	.001	-	-	-
Net asset value, end of period	$ 4.84	$ 3.95	$ 5.95	$ 6.32	$ 6.14	$ 6.97
Total Return B,C,D	22.68%	(24.87)%	2.66%	11.18%	2.52%	9.47%
Ratios to Average Net Assets F,H
Expenses before reductions	.81% A	.80%	.78%	.81%	.80%	.81%
Expenses net of fee waivers, if any	.81% A	.80%	.78%	.81%	.80%	.81%
Expenses net of all reductions	.81% A	.80%	.78%	.81%	.80%	.81%
Net investment income	9.56% A	8.39%	7.37%	7.30%	6.88%	7.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,311	$ 95,461	$ 180,837	$ 277,546	$ 319,380	$ 377,122
Portfolio turnover rate G	64% A	58%	70%	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 3.89	$ 5.88	$ 6.25	$ 6.08	$ 6.91	$ 6.87
Income from Investment Operations
Net investment income E	.202	.450	.461	.453	.433	.470
Net realized and unrealized gain (loss)	.683	(1.949)	(.305)	.216	(.284)	.130
Total from investment operations	.885	(1.499)	.156	.669	.149	.600
Distributions from net investment income	(.005)	(.492)	(.527)	(.499)	(.979)	(.560)
Redemption fees added to paid in capital E	- I	.001	.001	-	-	-
Net asset value, end of period	$ 4.77	$ 3.89	$ 5.88	$ 6.25	$ 6.08	$ 6.91
Total Return B,C,D	22.77%	(25.14)%	2.54%	11.02%	2.31%	9.38%
Ratios to Average Net Assets F,H
Expenses before reductions	.96% A	.96%	.93%	.97%	.95%	.97%
Expenses net of fee waivers, if any	.96% A	.96%	.93%	.97%	.95%	.97%
Expenses net of all reductions	.96% A	.96%	.93%	.97%	.95%	.97%
Net investment income	9.40% A	8.23%	7.22%	7.14%	6.72%	7.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 131,038	$ 87,077	$ 97,266	$ 110,503	$ 86,757	$ 94,246
Portfolio turnover rate G	64% A	58%	70%	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 3.95	$ 5.96	$ 6.34	$ 6.16	$ 7.00	$ 6.47
Income from Investment Operations
Net investment income E	.211	.471	.479	.475	.455	.338
Net realized and unrealized gain (loss)	.694	(1.975)	(.313)	.218	(.288)	.192
Total from investment operations	.905	(1.504)	.166	.693	.167	.530
Distributions from net investment income	(.005)	(.507)	(.547)	(.513)	(1.007)	-
Redemption fees added to paid in capital E	- J	.001	.001	-	-	-
Net asset value, end of period	$ 4.85	$ 3.95	$ 5.96	$ 6.34	$ 6.16	$ 7.00
Total Return B,C,D	22.93%	(24.88)%	2.65%	11.27%	2.55%	8.19%
Ratios to Average Net Assets F,I
Expenses before reductions	.70% A	.70%	.68%	.71%	.70%	.71% A
Expenses net of fee waivers, if any	.70% A	.70%	.68%	.71%	.70%	.71% A
Expenses net of all reductions	.70% A	.70%	.67%	.71%	.70%	.71% A
Net investment income	9.66% A	8.49%	7.47%	7.39%	6.98%	7.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,619	$ 19,801	$ 19,401	$ 93	$ 83	$ 81
Portfolio turnover rate G	64% A	58%	70%	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 3.94	$ 5.93	$ 6.32	$ 6.14	$ 6.97	$ 6.45
Income from Investment Operations
Net investment income E	.208	.467	.471	.467	.447	.332
Net realized and unrealized gain (loss)	.677	(1.959)	(.318)	.219	(.282)	.188
Total from investment operations	.885	(1.492)	.153	.686	.165	.520
Distributions from net investment income	(.005)	(.499)	(.544)	(.506)	(.995)	-
Redemption fees added to paid in capital E	- J	.001	.001	-	-	-
Net asset value, end of period	$ 4.82	$ 3.94	$ 5.93	$ 6.32	$ 6.14	$ 6.97
Total Return B,C,D	22.48%	(24.79)%	2.45%	11.19%	2.53%	8.06%
Ratios to Average Net Assets F,I
Expenses before reductions	.80% A	.80%	.78%	.81%	.80%	.81% A
Expenses net of fee waivers, if any	.80% A	.80%	.78%	.81%	.80%	.81% A
Expenses net of all reductions	.80% A	.80%	.77%	.81%	.80%	.81% A
Net investment income	9.56% A	8.39%	7.37%	7.30%	6.88%	7.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,336	$ 26,572	$ 33,129	$ 92	$ 83	$ 81
Portfolio turnover rate G	64% A	58%	70%	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 3.89	$ 5.87	$ 6.25	$ 6.08	$ 6.91	$ 6.40
Income from Investment Operations
Net investment income E	.201	.451	.453	.453	.433	.322
Net realized and unrealized gain (loss)	.674	(1.940)	(.294)	.214	(.282)	.188
Total from investment operations	.875	(1.489)	.159	.667	.151	.510
Distributions from net investment income	(.005)	(.492)	(.540)	(.497)	(.981)	-
Redemption fees added to paid in capital E	- J	.001	.001	-	-	-
Net asset value, end of period	$ 4.76	$ 3.89	$ 5.87	$ 6.25	$ 6.08	$ 6.91
Total Return B,C,D	22.51%	(24.99)%	2.59%	10.99%	2.33%	7.97%
Ratios to Average Net Assets F,I
Expenses before reductions	.95% A	.95%	.93%	.96%	.94%	.96% A
Expenses net of fee waivers, if any	.95% A	.95%	.93%	.96%	.94%	.96% A
Expenses net of all reductions	.95% A	.95%	.92%	.96%	.94%	.96% A
Net investment income	9.41% A	8.24%	7.23%	7.14%	6.73%	6.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,026	$ 1,487	$ 2,347	$ 92	$ 83	$ 81
Portfolio turnover rate G	64% A	58%	70%	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 3.96	$ 5.96	$ 6.34	$ 6.16	$ 6.54
Income from Investment Operations
Net investment income E	.210	.473	.477	.471	.193
Net realized and unrealized gain (loss)	.685	(1.971)	(.317)	.220	(.089)
Total from investment operations	.895	(1.498)	.160	.691	.104
Distributions from net investment income	(.005)	(.503)	(.541)	(.511)	(.484)
Redemption fees added to paid in capital E	- J	.001	.001	-	-
Net asset value, end of period	$ 4.85	$ 3.96	$ 5.96	$ 6.34	$ 6.16
Total Return B,C,D	22.62%	(24.76)%	2.56%	11.24%	1.60%
Ratios to Average Net Assets F,I
Expenses before reductions	.74% A	.74%	.75%	.80%	.82% A
Expenses net of fee waivers, if any	.74% A	.74%	.75%	.80%	.82% A
Expenses net of all reductions	.74% A	.74%	.75%	.79%	.82% A
Net investment income	9.62% A	8.45%	7.40%	7.31%	6.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,621	$ 90,312	$ 105,920	$ 78,122	$ 17,363
Portfolio turnover rate G	64% A	58%	70%	65%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For commercial mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 32,688,713
Unrealized depreciation	(112,218,244)
Net unrealized appreciation (depreciation)	$ (79,529,531)
Cost for federal income tax purposes	$ 1,051,970,251

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, and Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $365,433,540 and $259,955,399, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 48,629
Service Class 2	133,676
Service Class R	17,982
Service Class 2R	2,269
$ 202,556

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 178,357
Service Class	33,635
Service Class 2	38,486
Initial Class R	8,156
Service Class R	11,879
Service Class 2R	600
Investor Class	56,740
$ 327,853

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,930,000.40%		$ 143

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,408 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $654.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 570,763	$ 50,331,327
Service Class	118,818	10,708,124
Service Class 2	120,976	8,200,191
Initial Class R	29,282	1,730,548
Service Class R	43,566	2,155,413
Service Class 2R	2,095	164,231
Investor Class	128,140	7,798,373
Total	$ 1,013,640	$ 81,088,207

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	12,420,364	11,325,778	$ 54,128,963	$ 59,074,348
Reinvestment of distributions	133,045	13,210,472	570,763	50,331,327
Shares redeemed	(15,730,666)	(32,087,810)	(67,537,014)	(177,673,130)
Net increase (decrease)	(3,177,257)	(7,551,560)	$ (12,837,288)	$ (68,267,455)
Service Class
Shares sold	1,727,920	2,103,601	$ 7,370,178	$ 11,552,669
Reinvestment of distributions	27,826	2,825,363	118,818	10,708,124
Shares redeemed	(5,211,071)	(11,133,341)	(22,391,279)	(61,774,491)
Net increase (decrease)	(3,455,325)	(6,204,377)	$ (14,902,283)	$ (39,513,698)
Service Class 2
Shares sold	14,737,228	12,628,566	$ 62,540,006	$ 64,623,990
Reinvestment of distributions	28,735	2,192,564	120,976	8,200,191
Shares redeemed	(9,655,603)	(9,001,486)	(41,063,792)	(50,214,701)
Net increase (decrease)	5,110,360	5,819,644	$ 21,597,190	$ 22,609,480
Initial Class R
Shares sold	3,352,040	4,746,248	$ 14,394,479	$ 24,537,038
Reinvestment of distributions	6,842	455,407	29,282	1,730,548
Shares redeemed	(2,259,561)	(3,446,209)	(9,646,922)	(19,445,436)
Net increase (decrease)	1,099,321	1,755,446	$ 4,776,839	$ 6,822,150
Service Class R
Shares sold	6,108,224	7,564,400	$ 26,047,711	$ 39,304,602
Reinvestment of distributions	10,227	570,215	43,566	2,155,413
Shares redeemed	(4,303,018)	(6,965,405)	(18,463,465)	(39,209,237)
Net increase (decrease)	1,815,433	1,169,210	$ 7,627,812	$ 2,250,778

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Service Class 2R
Shares sold	164,567	116,810	$ 699,507	$ 631,648
Reinvestment of distributions	498	44,030	2,095	164,231
Shares redeemed	(122,128)	(178,258)	(527,917)	(993,749)
Net increase (decrease)	42,937	(17,418)	$ 173,685	$ (197,870)
Investor Class
Shares sold	13,645,985	17,613,879	$ 58,902,079	$ 91,879,844
Reinvestment of distributions	29,939	2,051,733	128,140	7,798,373
Shares redeemed	(8,549,315)	(14,594,721)	(36,273,218)	(82,444,314)
Net increase (decrease)	5,126,609	5,070,891	$ 22,757,001	$ 17,233,903

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 30% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of 27% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPHI-SANN-0809
1.705694.111

Fidelity® Variable Insurance Products:
High Income Portfolio - Class R

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.71%
Actual		$ 1,000.00	$ 1,228.70	$ 3.92
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.56
Service Class	.81%
Actual		$ 1,000.00	$ 1,226.80	$ 4.47
Hypothetical A		$ 1,000.00	$ 1,020.78	$ 4.06
Service Class 2.96%
Actual		$ 1,000.00	$ 1,227.70	$ 5.30
Hypothetical A		$ 1,000.00	$ 1,020.03	$ 4.81
Initial Class R	.70%
Actual		$ 1,000.00	$ 1,229.30	$ 3.87
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class R	.80%
Actual		$ 1,000.00	$ 1,224.80	$ 4.41
Hypothetical A		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2R	.95%
Actual		$ 1,000.00	$ 1,225.10	$ 5.24
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76
Investor Class	.74%
Actual		$ 1,000.00	$ 1,226.20	$ 4.08
Hypothetical A		$ 1,000.00	$ 1,021.12	$ 3.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of June 30, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.1	2.4
Ship Finance International Ltd.	1.9	2.0
Nielsen Finance LLC/Nielsen Finance Co.	1.8	0.7
Chesapeake Energy Corp.	1.8	1.0
Intelsat Ltd.	1.7	1.5
	10.3
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.4	9.8
Energy	9.9	9.0
Healthcare	8.8	7.4
Electric Utilities	7.8	9.1
Cable TV	5.5	6.0
Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
BBB 1.7%	BBB 1.6%
BB 35.9%	BB 34.1%
B 36.2%	B 41.3%
CCC,CC,C 18.6%	CCC,CC,C 10.3%
D 0.8%	D 0.0%
Not Rated 2.5%	Not Rated 1.0%
Equities 0.3%	Equities 1.1%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 10.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Nonconvertible Bonds 88.8%		Nonconvertible Bonds 80.8%
	Convertible Bonds, Preferred Stocks 0.7%		Convertible Bonds, Preferred Stocks 0.7%
	Common Stocks 0.1%		Common Stocks 0.9%
	Floating Rate Loans 6.4%		Floating Rate Loans 7.0%
	Short-Term Investments and Net Other Assets 4.0%		Short-Term Investments and Net Other Assets 10.6%
* Foreign investments	14.9%	** Foreign investments	14.8%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 89.3%
	Principal Amount	Value
Convertible Bonds - 0.5%
Energy - 0.1%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 1,040,000	$ 746,200
Homebuilding/Real Estate - 0.3%
Ventas, Inc. 3.875% 11/15/11 (f)	2,590,000	2,479,381
Railroad - 0.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	380,000	430,796
Technology - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15	2,230,000	1,045,424
TOTAL CONVERTIBLE BONDS		4,701,801
Nonconvertible Bonds - 88.8%
Aerospace - 0.7%
BE Aerospace, Inc. 8.5% 7/1/18	720,000	678,600
Bombardier, Inc.:
6.75% 5/1/12 (f)	1,455,000	1,367,700
7.45% 5/1/34 (f)	1,256,000	954,560
L-3 Communications Corp. 7.625% 6/15/12	2,230,000	2,241,150
Sequa Corp.:
11.75% 12/1/15 (f)	2,085,000	1,204,088
13.5% 12/1/15 pay-in-kind (f)	1,193,377	559,395
		7,005,493
Air Transportation - 2.2%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	6,390,000	5,175,900
6.977% 11/23/22	547,909	334,224
8.608% 10/1/12	535,000	428,000
10.375% 7/2/19	1,890,000	1,899,450
AMR Corp. 9% 8/1/12	1,980,000	900,900
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	1,060,319	869,461
7.73% 9/15/12	291,916	245,209
7.875% 7/2/18	991,302	604,694
8.388% 5/1/22	535,214	388,030
9.558% 9/1/19	1,485,704	891,422
9.798% 4/1/21	7,541,607	4,826,629
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	555,000	530,025
8.021% 8/10/22	1,543,534	1,003,297
8.954% 8/10/14	2,155,082	1,400,804

	Principal Amount	Value
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	$ 1,105,421	$ 740,632
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	2,935,797	1,526,615
		21,765,292
Auto Parts Distribution - 0.1%
RSC Equipment Rental, Inc. 10% 7/15/17 (f)	1,165,000	1,163,544
Automotive - 2.3%
ArvinMeritor, Inc. 8.125% 9/15/15	2,340,000	1,228,500
Ford Motor Co.:
7.45% 7/16/31	885,000	522,150
9.5% 9/15/11	260,000	202,800
Ford Motor Credit Co. LLC:
7.25% 10/25/11	6,785,000	5,868,604
7.375% 10/28/09	1,525,000	1,509,750
8% 6/1/14	2,495,000	2,010,546
8% 12/15/16	2,185,000	1,670,496
8.625% 11/1/10	1,065,000	1,001,019
12% 5/15/15	1,680,000	1,562,400
General Motors Corp.:
7.125% 7/15/13 (c)	1,885,000	226,200
7.2% 1/15/11 (c)	1,970,000	236,400
8.25% 7/15/23 (c)	2,405,000	294,613
8.375% 7/15/33 (c)	3,770,000	480,675
Tenneco, Inc. 8.625% 11/15/14	1,140,000	815,100
The Goodyear Tire & Rubber Co.:
9% 7/1/15	1,525,000	1,505,938
10.5% 5/15/16	2,185,000	2,228,700
		21,363,891
Banks and Thrifts - 1.3%
CIT Group, Inc.:
4.75% 12/15/10	1,700,000	1,334,515
5.2% 11/3/10	730,000	576,666
5.4% 3/7/13	1,560,000	966,827
5.6% 4/27/11	730,000	547,385
7.625% 11/30/12	3,800,000	2,602,035
12% 12/18/18 (f)	735,000	345,304
General Motors Acceptance Corp. 6.875% 8/28/12	435,000	356,700
GMAC LLC:
6.625% 5/15/12	435,000	356,700
6.75% 12/1/14 (f)	4,210,000	3,368,000
6.875% 9/15/11 (f)	2,345,000	2,098,775
8% 11/1/31 (f)	1,695,000	1,186,500
		13,739,407
Broadcasting - 0.4%
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (f)(g)	194,254	48,160
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Nexstar Broadcasting, Inc.: - continued
7% 1/15/14	$ 64,000	$ 22,400
Univision Communications, Inc. 12% 7/1/14 (f)	980,000	961,625
UPC Holding BV 9.875% 4/15/18 (f)	3,345,000	3,211,200
		4,243,385
Building Materials - 0.3%
General Cable Corp. 7.125% 4/1/17	1,365,000	1,228,500
Owens Corning:
6.5% 12/1/16	1,250,000	1,095,704
9% 6/15/19	735,000	712,950
		3,037,154
Cable TV - 5.1%
Cablevision Systems Corp. 8% 4/15/12	5,895,000	5,821,313
Charter Communications Holdings I LLC:
9.92% 4/1/14 (c)	5,570,000	34,813
11.125% 1/15/14 (c)	2,175,000	13,594
12.125% 1/15/15 (c)(e)	2,915,000	18,219
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (c)	4,330,000	519,600
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (c)	4,875,000	5,143,125
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10.375% 4/30/14 (f)(g)	2,400,000	2,298,000
10.875% 9/15/14 (f)	1,985,000	2,064,400
CSC Holdings, Inc.:
6.75% 4/15/12	5,555,000	5,360,575
8.5% 4/15/14 (f)	2,370,000	2,349,263
8.5% 6/15/15 (f)	3,465,000	3,404,363
8.625% 2/15/19 (f)	3,045,000	2,946,038
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	835,000	772,375
8.375% 3/15/13	400,000	401,500
EchoStar Communications Corp.:
6.375% 10/1/11	4,695,000	4,577,625
7% 10/1/13	4,025,000	3,833,813
7.125% 2/1/16	1,670,000	1,548,925
Kabel Deutschland GmbH 10.625% 7/1/14	5,050,000	5,176,250

	Principal Amount	Value
Videotron Ltd.:
9.125% 4/15/18 (f)	$ 1,680,000	$ 1,701,000
9.125% 4/15/18	1,705,000	1,734,838
		49,719,629
Capital Goods - 1.4%
Case Corp. 7.25% 1/15/16	1,460,000	1,315,825
Leucadia National Corp.:
7% 8/15/13	520,000	483,600
7.125% 3/15/17	3,145,000	2,547,450
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14	590,000	501,500
9.5% 8/1/14 (f)	911,000	774,350
11.75% 8/1/16	1,345,000	995,300
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,325,000	4,108,750
Terex Corp. 8% 11/15/17	3,800,000	2,964,000
		13,690,775
Chemicals - 1.5%
Chemtura Corp. 6.875% 6/1/16 (c)	1,610,000	1,167,250
Huntsman LLC 11.5% 7/15/12	580,000	587,250
MacDermid, Inc. 9.5% 4/15/17 (f)	250,000	182,500
Momentive Performance Materials, Inc. 9.75% 12/1/14	4,165,000	1,832,600
Nalco Co.:
7.75% 11/15/11	1,490,000	1,478,825
8.25% 5/15/17 (f)	2,675,000	2,668,313
NOVA Chemicals Corp.:
4.5375% 11/15/13 (g)	5,325,000	4,393,125
6.5% 1/15/12	2,420,000	2,244,550
Westlake Chemical Corp. 6.625% 1/15/16	115,000	100,625
		14,655,038
Consumer Products - 0.6%
Jostens Holding Corp. 10.25% 12/1/13	3,050,000	2,989,000
Revlon Consumer Products Corp. 9.5% 4/1/11	3,120,000	2,823,600
		5,812,600
Containers - 1.7%
Berry Plastics Corp. 5.8813% 2/15/15 (g)	1,980,000	1,722,600
BWAY Corp. 10% 4/15/14 (f)	1,630,000	1,630,000
Crown Cork & Seal, Inc.:
7.375% 12/15/26	3,648,000	3,100,800
8% 4/15/23	1,835,000	1,568,925
Greif, Inc. 6.75% 2/1/17	4,770,000	4,376,475
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16 (f)	2,195,000	2,123,663
Silgan Holdings, Inc. 7.25% 8/15/16 (f)	2,195,000	2,112,688
		16,635,151
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Department Stores - 0.1%
Neiman Marcus Group, Inc. 10.375% 10/15/15	$ 1,120,000	$ 660,800
Diversified Financial Services - 0.4%
NiSource Finance Corp.:
5.25% 9/15/17	695,000	595,963
5.45% 9/15/20	645,000	542,499
Sprint Capital Corp. 8.75% 3/15/32	545,000	438,725
Whirlpool Corp. 8.6% 5/1/14	2,200,000	2,299,000
		3,876,187
Diversified Media - 3.4%
Affinion Group, Inc.:
10.125% 10/15/13 (f)	1,080,000	1,001,700
11.5% 10/15/15	995,000	845,750
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	490,000	428,750
10% 7/15/17 (f)	1,120,000	1,136,800
Lamar Media Corp.:
Series B, 6.625% 8/15/15	750,000	633,750
6.625% 8/15/15	1,435,000	1,255,625
9.75% 4/1/14 (f)	1,730,000	1,790,550
Liberty Media Corp.:
5.7% 5/15/13	1,465,000	1,267,225
8.25% 2/1/30	255,000	175,631
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	6,430,000	4,147,350
10% 8/1/14	5,140,000	4,883,000
11.5% 5/1/16 (f)	2,275,000	2,212,438
11.625% 2/1/14 (f)	6,320,000	6,272,600
Quebecor Media, Inc.:
7.75% 3/15/16	4,565,000	4,085,675
7.75% 3/15/16	3,585,000	3,208,575
		33,345,419
Electric Utilities - 7.2%
AES Corp.:
7.75% 3/1/14	905,000	850,700
7.75% 10/15/15	2,160,000	2,008,800
8% 10/15/17	2,085,000	1,939,050
9.75% 4/15/16 (f)	1,485,000	1,503,563
Aquila, Inc. 11.875% 7/1/12 (g)	2,825,000	3,121,625
Calpine Construction Finance Co. LP 8% 6/1/16 (f)	2,945,000	2,834,563
Dynegy Holdings, Inc. 8.375% 5/1/16	1,515,000	1,287,750
Edison Mission Energy:
7% 5/15/17	2,465,000	1,891,888
7.2% 5/15/19	2,800,000	2,086,000

	Principal Amount	Value
7.625% 5/15/27	$ 2,465,000	$ 1,589,925
Energy Future Holdings:
10.875% 11/1/17	6,160,000	4,496,800
12% 11/1/17 pay-in-kind (g)	4,567,000	2,693,008
Intergen NV 9% 6/30/17 (f)	3,950,000	3,742,625
IPALCO Enterprises, Inc. 7.25% 4/1/16 (f)	2,205,000	2,105,775
Mirant Americas Generation LLC:
8.5% 10/1/21	4,175,000	3,465,250
9.125% 5/1/31	1,605,000	1,155,600
NiSource Finance Corp. 10.75% 3/15/16	1,603,000	1,778,043
NRG Energy, Inc.:
7.25% 2/1/14	1,685,000	1,642,875
7.375% 2/1/16	4,390,000	4,170,500
7.375% 1/15/17	6,745,000	6,357,163
NSG Holdings II, LLC 7.75% 12/15/25 (f)	7,850,000	6,280,000
RRI Energy, Inc.:
6.75% 12/15/14	359,000	345,986
7.625% 6/15/14	4,330,000	3,961,950
7.875% 6/15/17	970,000	868,150
Tenaska Alabama Partners LP 7% 6/30/21 (f)	1,924,634	1,645,562
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15	4,115,000	2,561,588
Series B, 10.25% 11/1/15	4,280,000	2,675,000
11.25% 11/1/16 pay-in-kind	3,205,844	1,414,935
		70,474,674
Energy - 9.8%
Ashland, Inc. 9.125% 6/1/17 (f)	1,130,000	1,163,900
Berry Petroleum Co. 10.25% 6/1/14	1,005,000	1,005,000
Chesapeake Energy Corp.:
6.5% 8/15/17	5,780,000	4,855,200
6.875% 1/15/16	2,170,000	1,904,175
7.625% 7/15/13	1,445,000	1,372,750
9.5% 2/15/15	8,330,000	8,392,475
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	235,000	217,375
7.75% 5/15/17	1,235,000	1,111,500
9.5% 5/15/16 (f)	2,450,000	2,443,875
Denbury Resources, Inc. 9.75% 3/1/16	3,675,000	3,776,063
Dynegy Holdings, Inc. 8.75% 2/15/12	2,205,000	2,138,850
El Paso Corp. 6.95% 6/1/28	400,000	298,000
El Paso Energy Corp. 7.75% 1/15/32	610,000	496,553
El Paso Performance-Linked Trust 7.75% 7/15/11 (f)	3,050,000	2,943,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Forest Oil Corp.:
7.25% 6/15/19	$ 1,420,000	$ 1,278,000
7.75% 5/1/14	1,780,000	1,682,100
8.5% 2/15/14 (f)	4,380,000	4,303,350
Frontier Oil Corp. 8.5% 9/15/16	2,700,000	2,720,250
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	3,055,000	2,703,675
Hilcorp Energy I LP/Hilcorp Finance Co. 9% 6/1/16 (f)	460,000	400,200
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (f)	2,265,000	2,219,700
Newfield Exploration Co. 7.125% 5/15/18	2,565,000	2,327,738
Parker Drilling Co. 9.625% 10/1/13	1,090,000	1,008,250
Petrohawk Energy Corp.:
7.875% 6/1/15	770,000	712,250
9.125% 7/15/13	5,910,000	5,880,450
10.5% 8/1/14 (f)	725,000	751,281
Petroleum Development Corp. 12% 2/15/18	2,810,000	2,360,400
Pioneer Natural Resources Co. 6.65% 3/15/17	3,365,000	2,927,550
Plains Exploration & Production Co.:
7% 3/15/17	4,230,000	3,690,675
7.625% 6/1/18	1,535,000	1,377,663
10% 3/1/16	3,207,000	3,287,175
Pride International, Inc. 8.5% 6/15/19	1,500,000	1,485,000
Quicksilver Resources, Inc. 11.75% 1/1/16	2,250,000	2,317,500
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	435,000	396,938
7.375% 7/15/13	10,075,000	9,873,500
8% 5/15/19	1,850,000	1,801,438
SandRidge Energy, Inc.:
4.8325% 4/1/14 (g)	3,350,000	2,713,500
8.625% 4/1/15 pay-in-kind (g)	840,000	756,000
Southwestern Energy Co. 7.5% 2/1/18 (f)	1,640,000	1,582,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (f)	1,895,000	1,799,738
Williams Companies, Inc. 8.75% 1/15/20 (f)	1,675,000	1,746,188
		96,222,075
Entertainment/Film - 0.4%
AMC Entertainment, Inc.:
8% 3/1/14	300,000	258,000

	Principal Amount	Value
8.75% 6/1/19 (f)	$ 2,820,000	$ 2,650,800
Marquee Holdings, Inc. 9.5% 8/15/14 (e)	1,645,000	1,283,100
		4,191,900
Food and Drug Retail - 1.0%
Albertsons, Inc. 7.75% 6/15/26	435,000	370,838
Federated Retail Holdings, Inc. 5.9% 12/1/16	2,455,000	2,000,054
Macy's Retail Holdings, Inc. 7.875% 7/15/15	1,120,000	1,083,836
SUPERVALU, Inc.:
7.5% 5/15/12	355,000	351,450
7.5% 11/15/14	2,725,000	2,616,000
8% 5/1/16	3,110,000	3,047,800
		9,469,978
Food/Beverage/Tobacco - 1.6%
Constellation Brands, Inc.:
7.25% 9/1/16	880,000	814,000
8.375% 12/15/14	2,260,000	2,260,000
Dean Foods Co.:
6.9% 10/15/17	4,450,000	4,094,000
7% 6/1/16	2,445,000	2,231,063
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,690,000	3,560,850
Smithfield Foods, Inc. 10% 7/15/14 (f)	1,340,000	1,326,600
Tyson Foods, Inc. 10.5% 3/1/14 (f)	860,000	930,950
		15,217,463
Gaming - 3.4%
Ameristar Casinos, Inc. 9.25% 6/1/14 (f)	2,090,000	2,110,900
Chukchansi Economic Development Authority:
4.9125% 11/15/12 (f)(g)	1,010,000	656,500
8% 11/15/13 (f)	3,210,000	2,150,700
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (f)	5,050,000	2,525,000
MGM Mirage, Inc. 8.5% 9/15/10	730,000	664,300
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,295,000	977,725
6.375% 7/15/09	950,000	931,000
6.875% 2/15/15	130,000	84,500
7.125% 8/15/14	1,760,000	1,144,000
Scientific Games Corp.:
6.25% 12/15/12	3,275,000	3,111,250
7.875% 6/15/16 (f)	3,080,000	2,926,000
9.25% 6/15/19 (f)	1,920,000	1,934,400
Seminole Hard Rock Entertainment, Inc. 3.1294% 3/15/14 (f)(g)	2,125,000	1,466,250
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	5,055,000	4,372,575
7.25% 5/1/12	2,225,000	1,924,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Snoqualmie Entertainment Authority:
5.3838% 2/1/14 (f)(g)	$ 3,525,000	$ 1,692,000
9.125% 2/1/15 (f)	1,290,000	670,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	1,300,000	1,134,250
6.625% 12/1/14	3,580,000	3,114,600
		33,591,375
Healthcare - 8.0%
Biomet, Inc.:
10% 10/15/17	2,490,000	2,533,575
10.375% 10/15/17 pay-in-kind (g)	995,000	962,663
11.625% 10/15/17	3,490,000	3,324,225
Community Health Systems, Inc. 8.875% 7/15/15	4,320,000	4,233,600
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	7,410,000	6,483,750
HCA, Inc.:
6.5% 2/15/16	6,715,000	5,489,513
7.875% 2/1/11	375,000	369,375
8.5% 4/15/19 (f)	2,125,000	2,071,875
9.125% 11/15/14	6,670,000	6,594,963
9.25% 11/15/16	8,519,000	8,348,620
9.625% 11/15/16 pay-in-kind (g)	5,401,000	5,360,493
9.875% 2/15/17 (f)	580,000	584,350
HealthSouth Corp. 10.75% 6/15/16	1,805,000	1,814,025
Inverness Medical Innovations, Inc. 9% 5/15/16	2,875,000	2,781,563
Omega Healthcare Investors, Inc. 7% 4/1/14	9,235,000	8,426,938
Psychiatric Solutions, Inc.:
7.75% 7/15/15	80,000	73,800
7.75% 7/15/15 (f)	800,000	732,000
Service Corp. International 7.5% 4/1/27	4,050,000	3,179,250
Tenet Healthcare Corp. 8.875% 7/1/19 (f)	3,665,000	3,683,325
United Surgical Partners International, Inc. 9.25% 5/1/17 pay-in-kind (g)	900,000	738,000
Valeant Pharmaceuticals International 8.375% 6/15/16 (f)	2,355,000	2,343,225
Ventas Realty LP:
6.5% 6/1/16	1,200,000	1,074,000
6.5% 6/1/16	460,000	411,700
6.625% 10/15/14	1,820,000	1,729,000

	Principal Amount	Value
Viant Holdings, Inc. 10.125% 7/15/17 (f)	$ 3,679,000	$ 2,943,200
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind	2,860,000	2,259,400
		78,546,428
Homebuilding/Real Estate - 2.4%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	7,420,000	6,696,550
8.125% 6/1/12	8,345,000	7,677,400
D.R. Horton, Inc. 6.5% 4/15/16	1,640,000	1,402,200
KB Home:
5.875% 1/15/15	735,000	654,150
6.25% 6/15/15	1,285,000	1,098,675
6.375% 8/15/11	740,000	714,100
Lennar Corp. 12.25% 6/1/17 (f)	2,200,000	2,244,000
Pulte Homes, Inc. 5.25% 1/15/14	905,000	773,775
Ryland Group, Inc. 8.4% 5/15/17	1,910,000	1,814,500
		23,075,350
Hotels - 1.3%
Host Hotels & Resorts LP 9% 5/15/17 (f)	2,195,000	2,063,300
Host Marriott LP 7.125% 11/1/13	6,900,000	6,451,500
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	700,000	651,000
7.875% 10/15/14	3,785,000	3,557,900
		12,723,700
Leisure - 1.9%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,815,000	1,370,325
11.875% 7/15/15	1,440,000	1,402,546
yankee:
7% 6/15/13	5,550,000	4,849,313
7.25% 6/15/16	1,360,000	1,071,000
7.5% 10/15/27	1,400,000	952,000
Speedway Motorsports, Inc. 8.75% 6/1/16 (f)	1,440,000	1,458,000
Town Sports International Holdings, Inc. 11% 2/1/14	1,772,000	868,280
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	3,125,000	2,937,500
Universal City Florida Holding Co. I/II:
5.7775% 5/1/10 (g)	4,340,000	3,472,000
8.375% 5/1/10	625,000	514,063
		18,895,027
Metals/Mining - 3.9%
Compass Minerals International, Inc. 8% 6/1/19 (f)	2,660,000	2,620,100
Drummond Co., Inc. 7.375% 2/15/16 (f)	7,160,000	5,226,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
FMG Finance Property Ltd.:
4.6675% 9/1/11 (f)(g)	$ 2,450,000	$ 2,339,750
10% 9/1/13 (f)	3,100,000	2,960,500
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (g)	5,320,000	4,947,600
8.25% 4/1/15	4,110,000	4,135,688
8.375% 4/1/17	5,595,000	5,622,975
Massey Energy Co. 6.875% 12/15/13	5,595,000	5,119,425
Teck Resources Ltd.:
9.75% 5/15/14 (f)	1,465,000	1,519,938
10.25% 5/15/16 (f)	1,465,000	1,541,913
10.75% 5/15/19 (f)	1,465,000	1,549,238
		37,583,927
Paper - 2.2%
Cascades, Inc. 7.25% 2/15/13	2,175,000	1,897,688
Catalyst Paper Corp. 8.625% 6/15/11	1,715,000	1,029,000
Domtar Corp.:
5.375% 12/1/13	1,045,000	830,775
7.125% 8/15/15	1,425,000	1,161,375
7.875% 10/15/11	60,000	58,800
10.75% 6/1/17	2,445,000	2,353,313
Georgia-Pacific Corp.:
7% 1/15/15 (f)	3,685,000	3,463,900
8.875% 5/15/31	1,435,000	1,241,275
Georgia-Pacific LLC 8.25% 5/1/16 (f)	1,770,000	1,739,025
Graphic Packaging International, Inc.:
8.5% 8/15/11	1,686,000	1,652,280
9.5% 6/15/17 (f)	1,675,000	1,645,688
Rock-Tenn Co.:
9.25% 3/15/16	1,885,000	1,917,988
9.25% 3/15/16 (f)	525,000	534,188
Solo Cup Co. 10.5% 11/1/13 (f)	890,000	892,225
Temple-Inland, Inc. 6.625% 1/15/16	545,000	487,775
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (f)	960,000	859,200
		21,764,495
Publishing/Printing - 0.8%
Cenveo Corp. 7.875% 12/1/13	75,000	52,500
Scholastic Corp. 5% 4/15/13	2,210,000	1,790,100
The Reader's Digest Association, Inc. 9% 2/15/17	3,305,000	140,463
TL Acquisitions, Inc.:
0% 7/15/15 (d)(f)	2,000,000	1,462,500
10.5% 1/15/15 (f)	5,215,000	4,172,000
		7,617,563

	Principal Amount	Value
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	$ 1,250,000	$ 1,150,000
Restaurants - 0.3%
Wendy's/Arby's Restaurants LLC 10% 7/15/16 (f)	3,460,000	3,321,600
Services - 2.8%
ARAMARK Corp.:
4.5275% 2/1/15 (g)	6,455,000	5,244,688
8.5% 2/1/15	3,080,000	2,956,800
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	1,375,000	941,875
7.75% 5/15/16	1,150,000	764,750
FTI Consulting, Inc. 7.625% 6/15/13	2,965,000	2,831,575
Hertz Corp.:
8.875% 1/1/14	2,720,000	2,502,400
10.5% 1/1/16	1,275,000	1,147,500
Iron Mountain, Inc.:
8% 6/15/20	1,045,000	966,625
8.625% 4/1/13	5,270,000	5,256,825
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	715,000	579,150
JohnsonDiversey, Inc. 9.625% 5/15/12	310,000	307,675
Rental Service Corp. 9.5% 12/1/14	1,660,000	1,328,000
Rural/Metro Corp. 0% 3/15/16 (d)	965,000	704,450
US Investigations Services, Inc. 10.5% 11/1/15 (f)	2,720,000	2,216,800
		27,749,113
Shipping - 3.2%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	4,722,000	3,872,040
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	475,000	344,969
8.75% 12/1/13	85,000	78,625
Ship Finance International Ltd. 8.5% 12/15/13	22,075,000	18,542,972
Teekay Corp. 8.875% 7/15/11	8,373,000	8,310,203
		31,148,809
Specialty Retailing - 0.6%
Dollar General Corp.:
10.625% 7/15/15	1,425,000	1,546,125
11.875% 7/15/17 pay-in-kind (g)	815,000	880,200
Ltd. Brands, Inc. 8.5% 6/15/19 (f)	1,265,000	1,217,563
Michaels Stores, Inc. 10% 11/1/14	990,000	831,600
Sally Holdings LLC 9.25% 11/15/14	980,000	975,100
		5,450,588
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steels - 0.8%
Metals USA, Inc. 11.125% 12/1/15	$ 170,000	$ 136,000
Steel Dynamics, Inc.:
6.75% 4/1/15	4,840,000	4,283,400
7.375% 11/1/12	2,805,000	2,643,713
Tube City IMS Corp. 9.75% 2/1/15	1,695,000	1,038,188
		8,101,301
Super Retail - 0.8%
NBC Acquisition Corp. 11% 3/15/13	1,665,000	499,500
Neiman Marcus Group, Inc. 9.75% 10/15/15 pay-in-kind (e)	1,140,000	626,026
Toys 'R' US, Inc.:
7.375% 10/15/18	400,000	286,000
7.625% 8/1/11	6,500,000	6,012,500
		7,424,026
Technology - 2.5%
Amkor Technology, Inc.:
7.75% 5/15/13	130,000	120,250
9.25% 6/1/16	1,130,000	1,045,250
Flextronics International Ltd.:
6.25% 11/15/14	435,000	404,550
6.5% 5/15/13	1,065,000	1,033,050
Freescale Semiconductor, Inc. 8.875% 12/15/14	3,835,000	1,917,500
Jabil Circuit, Inc. 8.25% 3/15/18	690,000	621,000
Lucent Technologies, Inc.:
6.45% 3/15/29	4,675,000	2,653,063
6.5% 1/15/28	4,915,000	2,752,400
Seagate Technology HDD Holdings 6.8% 10/1/16	2,485,000	2,087,400
Seagate Technology International 10% 5/1/14 (f)	670,000	690,100
SunGard Data Systems, Inc.:
9.125% 8/15/13	1,460,000	1,387,000
10.25% 8/15/15	1,460,000	1,357,800
Terremark Worldwide, Inc. 12% 6/15/17 (f)	3,460,000	3,287,000
Xerox Capital Trust I 8% 2/1/27	6,970,000	5,297,200
		24,653,563
Telecommunications - 11.9%
Cincinnati Bell, Inc. 8.375% 1/15/14	4,605,000	4,225,088
Citizens Communications Co. 9% 8/15/31	1,055,000	870,375
Cricket Communications, Inc.:
7.75% 5/15/16 (f)	2,915,000	2,798,400
9.375% 11/1/14	1,020,000	1,004,700
10% 7/15/15	2,590,000	2,570,575

	Principal Amount	Value
Digicel Group Ltd.:
8.875% 1/15/15 (f)	$ 7,365,000	$ 6,186,600
9.125% 1/15/15 pay-in-kind (f)(g)	2,727,000	2,263,410
9.25% 9/1/12 (f)	6,600,000	6,468,000
12% 4/1/14 (f)	795,000	802,950
DigitalGlobe, Inc. 10.5% 5/1/14 (f)	1,345,000	1,371,900
Frontier Communications Corp. 8.25% 5/1/14	1,945,000	1,847,750
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (e)(f)	1,680,000	1,247,867
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (f)	6,995,000	6,995,000
11.5% 6/15/16 (f)	1,203,000	1,178,940
Intelsat Ltd.:
6.5% 11/1/13	10,705,000	8,617,525
7.625% 4/15/12	9,280,000	8,212,800
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (f)	585,000	564,525
8.875% 1/15/15	5,180,000	4,985,750
MetroPCS Wireless, Inc.:
9.25% 11/1/14	5,335,000	5,301,656
9.25% 11/1/14 (f)	1,755,000	1,748,419
Mobile Telesystems Finance SA 8% 1/28/12 (f)	3,446,000	3,402,925
Nextel Communications, Inc.:
5.95% 3/15/14	2,095,000	1,649,813
6.875% 10/31/13	3,945,000	3,264,488
7.375% 8/1/15	1,960,000	1,563,100
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)	6,100,000	5,124,000
Qwest Capital Funding, Inc. 7.25% 2/15/11	1,715,000	1,654,975
Qwest Communications International, Inc. 7.5% 2/15/14	900,000	821,250
Qwest Corp.:
3.8794% 6/15/13 (g)	4,530,000	4,048,688
7.5% 10/1/14	2,485,000	2,373,175
7.625% 6/15/15	2,588,000	2,432,720
8.375% 5/1/16 (f)	2,940,000	2,837,100
8.875% 3/15/12	315,000	317,363
Sprint Capital Corp.:
6.875% 11/15/28	3,265,000	2,318,150
7.625% 1/30/11	2,495,000	2,466,931
8.375% 3/15/12	650,000	640,250
Sprint Nextel Corp. 6% 12/1/16	7,630,000	6,237,525
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	3,145,000	3,121,413
U.S. West Communications:
6.875% 9/15/33	2,155,000	1,573,150
7.5% 6/15/23	1,135,000	885,300
		115,994,546
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 4.5925% 12/15/14 (g)	$ 2,760,000	$ 2,235,600
Levi Strauss & Co.:
8.875% 4/1/16	530,000	514,100
9.75% 1/15/15	1,300,000	1,267,500
		4,017,200
TOTAL NONCONVERTIBLE BONDS		869,098,466
TOTAL CORPORATE BONDS (Cost $948,630,114)		873,800,267
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0934% 4/25/21 (f)(g) (Cost $98,725)	134,052	98,997
Common Stocks - 0.1%
	Shares
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (a)(h) (Cost $1,973,704)	48,889	299,201
Convertible Preferred Stocks - 0.2%

Electric Utilities - 0.2%
AES Trust III 6.75% (Cost $2,507,572)	51,000	2,181,780
Floating Rate Loans - 6.4%
	Principal Amount
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5675% 4/30/14 (g)	$ 1,883,353	1,299,514
Northwest Airlines, Inc. term loan 2.32% 12/31/10 (g)	640,000	604,800
		1,904,314
Automotive - 0.9%
Federal-Mogul Corp.:
Tranche B, term loan 2.2478% 12/27/14 (g)	2,281,947	1,494,675
Tranche C, term loan 2.2489% 12/27/15 (g)	1,766,674	1,157,172

	Principal Amount	Value
Ford Motor Co. term loan 3.5944% 12/15/13 (g)	$ 7,120,000	$ 5,215,400
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.07% 4/30/14 (g)	915,000	768,600
		8,635,847
Broadcasting - 0.0%
Univision Communications, Inc. Tranche 1LN, term loan 2.56% 9/29/14 (g)	310,000	230,175
Cable TV - 0.4%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (g)	5,079,158	4,495,055
Capital Goods - 0.3%
Dresser, Inc. Tranche 2LN, term loan 6.0681% 5/4/15 pay-in-kind (g)	4,305,000	3,056,550
Chemicals - 0.4%
Chemtura Corp. term loan 10.5% 3/19/10 (g)	3,750,000	3,750,000
Containers - 0.4%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (g)	3,744,615	3,594,830
Electric Utilities - 0.4%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.3075% 3/30/12 (g)	659,006	527,204
term loan 3.5975% 3/30/14 (g)	4,591,197	3,672,958
		4,200,162
Entertainment/Film - 0.4%
Zuffa LLC term loan 2.375% 6/19/15 (g)	4,917,943	4,229,431
Gaming - 0.4%
Fantasy Springs Resort Casino term loan 7.8188% 8/6/12 (g)	2,960,000	1,776,000
Las Vegas Sands LLC:
term loan 2.06% 5/23/14 (g)	484,656	339,259
Tranche B, term loan 2.06% 5/23/14 (g)	2,324,574	1,627,202
		3,742,461
Healthcare - 0.8%
Community Health Systems, Inc.:
term loan 2.8978% 7/25/14 (g)	3,567,746	3,193,133
Tranche DD, term loan 2.56% 7/25/14 (g)	182,091	162,972
HCA, Inc. Tranche B, term loan 2.8475% 11/17/13 (g)	2,456,224	2,213,672
PTS Acquisition Corp. term loan 2.56% 4/10/14 (g)	2,478,611	2,038,658
		7,608,435
Floating Rate Loans - continued
	Principal Amount	Value
Publishing/Printing - 0.1%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.75% 12/12/14 (g)	$ 3,640,748	$ 546,112
Newsday LLC term loan 9.75% 8/1/13	280,000	280,000
		826,112
Services - 0.0%
Penhall International Corp. term loan 9.995% 4/1/12 pay-in-kind (g)	2,631,651	526,330
Technology - 0.8%
Flextronics International Ltd.:
Tranche B-A, term loan 3.0366% 10/1/14 (g)	2,112,525	1,742,833
Tranche B-A1, term loan 3.3813% 10/1/14 (g)	488,996	403,422
Kronos, Inc.:
Tranche 1LN, term loan 2.8475% 6/11/14 (g)	3,349,814	3,031,582
Tranche 2LN, term loan 7.0975% 6/11/15 (g)	3,190,000	2,424,400
		7,602,237
Telecommunications - 0.5%
Digicel International Finance Ltd. term loan 3.125% 3/30/12 (g)	3,965,000	3,727,100
Intelsat Jackson Holdings Ltd. term loan 3.3188% 2/1/14 (g)	830,000	680,600
Wind Telecomunicazioni SpA term loan 8.3569% 12/21/11 pay-in-kind (g)	173,567	171,534
		4,579,234
Textiles & Apparel - 0.4%
Levi Strauss & Co. term loan 2.5681% 4/4/14 (g)	4,545,000	3,749,625
TOTAL FLOATING RATE LOANS (Cost $71,369,304)		62,730,798
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b) (Cost $33,329,677)	33,329,677	$ 33,329,677
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,057,909,096)		972,440,720
NET OTHER ASSETS - 0.6%		6,246,925
NET ASSETS - 100%		$ 978,687,645
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $221,299,979 or 22.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $299,201 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 116,805
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 299,201	$ -	$ -	$ 299,201
Utilities	2,181,780	-	2,181,780	-
Commercial Mortgage Securities	98,997	-	-	98,997
Corporate Bonds	873,800,267	-	873,800,267	-
Floating Rate Loans	62,730,798	-	60,408,686	2,322,112
Money Market Funds	33,329,677	33,329,677	-	-
Total Investments in Securities:	$ 972,440,720	$ 33,329,677	$ 936,390,733	$ 2,720,310
The following is a reconciliation of assets or liabilities for which level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 10,627,459
Total Realized Gain/Loss	(2,564,695)
Total Unrealized Gain Loss	(735,326)
Cost of purchases	114,787
Proceeds of sales	(3,789,793)
Amortization/Accretion	36,204
Transfers in/out of level 3	(968,326)
Ending Balance	$ 2,720,310
Total unrealized gain (loss) on investments held at June 30, 2009	$ (374,795)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.1%
Bermuda	6.3%
Canada	2.8%
Marshall Islands	1.3%
Others (individually less than 1%)	4.5%
100.0%
Income Tax Information

At December 31, 2008, the fund had a capital loss carryforward of approximately $931,818,024 of which $772,554,243, $88,480,642 and $70,783,139 will expire on December 31, 2009, 2010 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,024,579,419)	$ 939,111,043
Fidelity Central Funds (cost $33,329,677)	33,329,677
Total Investments (cost $1,057,909,096)		$ 972,440,720
Cash		1,328,725
Receivable for investments sold		10,680,621
Receivable for fund shares sold		291,107
Interest receivable		18,846,915
Distributions receivable from Fidelity Central Funds		13,078
Prepaid expenses		4,638
Other receivables		9,847
Total assets		1,003,615,651

Liabilities
Payable for investments purchased	$ 23,388,031
Payable for fund shares redeemed	874,838
Accrued management fee	461,864
Distribution fees payable	39,219
Other affiliated payables	86,682
Other payables and accrued expenses	77,372
Total liabilities		24,928,006

Net Assets		$ 978,687,645
Net Assets consist of:
Paid in capital		$ 2,026,016,996
Undistributed net investment income		44,103,230
Accumulated undistributed net realized gain (loss) on investments		(1,005,953,343)
Net unrealized appreciation (depreciation) on investments		(85,479,238)
Net Assets		$ 978,687,645

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($538,737,424 ÷ 110,779,899 shares)	$ 4.86

Service Class: Net Asset Value, offering price and redemption price per share ($100,311,211 ÷ 20,730,488 shares)	$ 4.84

Service Class 2: Net Asset Value, offering price and redemption price per share ($131,038,204 ÷ 27,478,987 shares)	$ 4.77

Initial Class R: Net Asset Value, offering price and redemption price per share ($29,618,624 ÷ 6,108,402 shares)	$ 4.85

Service Class R: Net Asset Value, offering price and redemption price per share ($41,335,887 ÷ 8,567,516 shares)	$ 4.82

Service Class 2R: Net Asset Value, offering price and redemption price per share ($2,025,561 ÷ 425,572 shares)	$ 4.76

Investor Class: Net Asset Value, offering price and redemption price per share ($135,620,734 ÷ 27,959,243 shares)	$ 4.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 231,063
Interest		44,180,164
Income from Fidelity Central Funds		116,805
Total income		44,528,032

Expenses
Management fee	$ 2,471,029
Transfer agent fees	327,853
Distribution fees	202,556
Accounting fees and expenses	159,016
Custodian fees and expenses	10,840
Independent trustees' compensation	3,349
Audit	37,722
Legal	12,009
Interest	143
Miscellaneous	37,938
Total expenses before reductions	3,262,455
Expense reductions	(654)	3,261,801
Net investment income		41,266,231
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(73,796,839)
Change in net unrealized appreciation (depreciation) on investment securities		210,423,787
Net gain (loss)		136,626,948
Net increase (decrease) in net assets resulting from operations		$ 177,893,179

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 41,266,231	$ 85,185,644
Net realized gain (loss)	(73,796,839)	(72,607,286)
Change in net unrealized appreciation (depreciation)	210,423,787	(265,350,744)
Net increase (decrease) in net assets resulting from operations	177,893,179	(252,772,386)
Distributions to shareholders from net investment income	(1,013,640)	(81,088,207)
Share transactions - net increase (decrease)	29,192,956	(59,062,712)
Redemption fees	81,206	147,113
Total increase (decrease) in net assets	206,153,701	(392,776,192)

Net Assets
Beginning of period	772,533,944	1,165,310,136
End of period (including undistributed net investment income of $44,103,230 and undistributed net investment income of $3,850,639, respectively)	$ 978,687,645	$ 772,533,944

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 3.96	$ 5.98	$ 6.35	$ 6.17	$ 7.00	$ 6.95
Income from Investment Operations
Net investment income E	.211	.475	.485	.476	.457	.494
Net realized and unrealized gain (loss)	.694	(1.990)	(.311)	.216	(.281)	.126
Total from investment operations	.905	(1.515)	.174	.692	.176	.620
Distributions from net investment income	(.005)	(.506)	(.545)	(.512)	(1.006)	(.570)
Redemption fees added to paid in capital E	- I	.001	.001	-	-	-
Net asset value, end of period	$ 4.86	$ 3.96	$ 5.98	$ 6.35	$ 6.17	$ 7.00
Total Return B,C,D	22.87%	(24.98)%	2.79%	11.24%	2.70%	9.59%
Ratios to Average Net Assets F,H
Expenses before reductions	.71% A	.71%	.68%	.71%	.70%	.71%
Expenses net of fee waivers, if any	.71% A	.71%	.68%	.71%	.70%	.71%
Expenses net of all reductions	.71% A	.70%	.68%	.71%	.70%	.71%
Net investment income	9.65% A	8.48%	7.47%	7.40%	6.98%	7.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 538,737	$ 451,824	$ 726,409	$ 922,565	$ 1,080,002	$ 1,371,736
Portfolio turnover rate G	64% A	58%	70%	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 3.95	$ 5.95	$ 6.32	$ 6.14	$ 6.97	$ 6.92
Income from Investment Operations
Net investment income E	.208	.469	.477	.467	.448	.486
Net realized and unrealized gain (loss)	.687	(1.971)	(.312)	.218	(.283)	.124
Total from investment operations	.895	(1.502)	.165	.685	.165	.610
Distributions from net investment income	(.005)	(.499)	(.536)	(.505)	(.995)	(.560)
Redemption fees added to paid in capital E	- I	.001	.001	-	-	-
Net asset value, end of period	$ 4.84	$ 3.95	$ 5.95	$ 6.32	$ 6.14	$ 6.97
Total Return B,C,D	22.68%	(24.87)%	2.66%	11.18%	2.52%	9.47%
Ratios to Average Net Assets F,H
Expenses before reductions	.81% A	.80%	.78%	.81%	.80%	.81%
Expenses net of fee waivers, if any	.81% A	.80%	.78%	.81%	.80%	.81%
Expenses net of all reductions	.81% A	.80%	.78%	.81%	.80%	.81%
Net investment income	9.56% A	8.39%	7.37%	7.30%	6.88%	7.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,311	$ 95,461	$ 180,837	$ 277,546	$ 319,380	$ 377,122
Portfolio turnover rate G	64% A	58%	70%	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 3.89	$ 5.88	$ 6.25	$ 6.08	$ 6.91	$ 6.87
Income from Investment Operations
Net investment income E	.202	.450	.461	.453	.433	.470
Net realized and unrealized gain (loss)	.683	(1.949)	(.305)	.216	(.284)	.130
Total from investment operations	.885	(1.499)	.156	.669	.149	.600
Distributions from net investment income	(.005)	(.492)	(.527)	(.499)	(.979)	(.560)
Redemption fees added to paid in capital E	- I	.001	.001	-	-	-
Net asset value, end of period	$ 4.77	$ 3.89	$ 5.88	$ 6.25	$ 6.08	$ 6.91
Total Return B,C,D	22.77%	(25.14)%	2.54%	11.02%	2.31%	9.38%
Ratios to Average Net Assets F,H
Expenses before reductions	.96% A	.96%	.93%	.97%	.95%	.97%
Expenses net of fee waivers, if any	.96% A	.96%	.93%	.97%	.95%	.97%
Expenses net of all reductions	.96% A	.96%	.93%	.97%	.95%	.97%
Net investment income	9.40% A	8.23%	7.22%	7.14%	6.72%	7.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 131,038	$ 87,077	$ 97,266	$ 110,503	$ 86,757	$ 94,246
Portfolio turnover rate G	64% A	58%	70%	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 3.95	$ 5.96	$ 6.34	$ 6.16	$ 7.00	$ 6.47
Income from Investment Operations
Net investment income E	.211	.471	.479	.475	.455	.338
Net realized and unrealized gain (loss)	.694	(1.975)	(.313)	.218	(.288)	.192
Total from investment operations	.905	(1.504)	.166	.693	.167	.530
Distributions from net investment income	(.005)	(.507)	(.547)	(.513)	(1.007)	-
Redemption fees added to paid in capital E	- J	.001	.001	-	-	-
Net asset value, end of period	$ 4.85	$ 3.95	$ 5.96	$ 6.34	$ 6.16	$ 7.00
Total Return B,C,D	22.93%	(24.88)%	2.65%	11.27%	2.55%	8.19%
Ratios to Average Net Assets F,I
Expenses before reductions	.70% A	.70%	.68%	.71%	.70%	.71% A
Expenses net of fee waivers, if any	.70% A	.70%	.68%	.71%	.70%	.71% A
Expenses net of all reductions	.70% A	.70%	.67%	.71%	.70%	.71% A
Net investment income	9.66% A	8.49%	7.47%	7.39%	6.98%	7.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,619	$ 19,801	$ 19,401	$ 93	$ 83	$ 81
Portfolio turnover rate G	64% A	58%	70%	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 3.94	$ 5.93	$ 6.32	$ 6.14	$ 6.97	$ 6.45
Income from Investment Operations
Net investment income E	.208	.467	.471	.467	.447	.332
Net realized and unrealized gain (loss)	.677	(1.959)	(.318)	.219	(.282)	.188
Total from investment operations	.885	(1.492)	.153	.686	.165	.520
Distributions from net investment income	(.005)	(.499)	(.544)	(.506)	(.995)	-
Redemption fees added to paid in capital E	- J	.001	.001	-	-	-
Net asset value, end of period	$ 4.82	$ 3.94	$ 5.93	$ 6.32	$ 6.14	$ 6.97
Total Return B,C,D	22.48%	(24.79)%	2.45%	11.19%	2.53%	8.06%
Ratios to Average Net Assets F,I
Expenses before reductions	.80% A	.80%	.78%	.81%	.80%	.81% A
Expenses net of fee waivers, if any	.80% A	.80%	.78%	.81%	.80%	.81% A
Expenses net of all reductions	.80% A	.80%	.77%	.81%	.80%	.81% A
Net investment income	9.56% A	8.39%	7.37%	7.30%	6.88%	7.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,336	$ 26,572	$ 33,129	$ 92	$ 83	$ 81
Portfolio turnover rate G	64% A	58%	70%	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 3.89	$ 5.87	$ 6.25	$ 6.08	$ 6.91	$ 6.40
Income from Investment Operations
Net investment income E	.201	.451	.453	.453	.433	.322
Net realized and unrealized gain (loss)	.674	(1.940)	(.294)	.214	(.282)	.188
Total from investment operations	.875	(1.489)	.159	.667	.151	.510
Distributions from net investment income	(.005)	(.492)	(.540)	(.497)	(.981)	-
Redemption fees added to paid in capital E	- J	.001	.001	-	-	-
Net asset value, end of period	$ 4.76	$ 3.89	$ 5.87	$ 6.25	$ 6.08	$ 6.91
Total Return B,C,D	22.51%	(24.99)%	2.59%	10.99%	2.33%	7.97%
Ratios to Average Net Assets F,I
Expenses before reductions	.95% A	.95%	.93%	.96%	.94%	.96% A
Expenses net of fee waivers, if any	.95% A	.95%	.93%	.96%	.94%	.96% A
Expenses net of all reductions	.95% A	.95%	.92%	.96%	.94%	.96% A
Net investment income	9.41% A	8.24%	7.23%	7.14%	6.73%	6.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,026	$ 1,487	$ 2,347	$ 92	$ 83	$ 81
Portfolio turnover rate G	64% A	58%	70%	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 3.96	$ 5.96	$ 6.34	$ 6.16	$ 6.54
Income from Investment Operations
Net investment income E	.210	.473	.477	.471	.193
Net realized and unrealized gain (loss)	.685	(1.971)	(.317)	.220	(.089)
Total from investment operations	.895	(1.498)	.160	.691	.104
Distributions from net investment income	(.005)	(.503)	(.541)	(.511)	(.484)
Redemption fees added to paid in capital E	- J	.001	.001	-	-
Net asset value, end of period	$ 4.85	$ 3.96	$ 5.96	$ 6.34	$ 6.16
Total Return B,C,D	22.62%	(24.76)%	2.56%	11.24%	1.60%
Ratios to Average Net Assets F,I
Expenses before reductions	.74% A	.74%	.75%	.80%	.82% A
Expenses net of fee waivers, if any	.74% A	.74%	.75%	.80%	.82% A
Expenses net of all reductions	.74% A	.74%	.75%	.79%	.82% A
Net investment income	9.62% A	8.45%	7.40%	7.31%	6.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,621	$ 90,312	$ 105,920	$ 78,122	$ 17,363
Portfolio turnover rate G	64% A	58%	70%	65%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For commercial mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 32,688,713
Unrealized depreciation	(112,218,244)
Net unrealized appreciation (depreciation)	$ (79,529,531)
Cost for federal income tax purposes	$ 1,051,970,251

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, and Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $365,433,540 and $259,955,399, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 48,629
Service Class 2	133,676
Service Class R	17,982
Service Class 2R	2,269
$ 202,556

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 178,357
Service Class	33,635
Service Class 2	38,486
Initial Class R	8,156
Service Class R	11,879
Service Class 2R	600
Investor Class	56,740
$ 327,853

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,930,000.40%		$ 143

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,408 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $654.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 570,763	$ 50,331,327
Service Class	118,818	10,708,124
Service Class 2	120,976	8,200,191
Initial Class R	29,282	1,730,548
Service Class R	43,566	2,155,413
Service Class 2R	2,095	164,231
Investor Class	128,140	7,798,373
Total	$ 1,013,640	$ 81,088,207

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	12,420,364	11,325,778	$ 54,128,963	$ 59,074,348
Reinvestment of distributions	133,045	13,210,472	570,763	50,331,327
Shares redeemed	(15,730,666)	(32,087,810)	(67,537,014)	(177,673,130)
Net increase (decrease)	(3,177,257)	(7,551,560)	$ (12,837,288)	$ (68,267,455)
Service Class
Shares sold	1,727,920	2,103,601	$ 7,370,178	$ 11,552,669
Reinvestment of distributions	27,826	2,825,363	118,818	10,708,124
Shares redeemed	(5,211,071)	(11,133,341)	(22,391,279)	(61,774,491)
Net increase (decrease)	(3,455,325)	(6,204,377)	$ (14,902,283)	$ (39,513,698)
Service Class 2
Shares sold	14,737,228	12,628,566	$ 62,540,006	$ 64,623,990
Reinvestment of distributions	28,735	2,192,564	120,976	8,200,191
Shares redeemed	(9,655,603)	(9,001,486)	(41,063,792)	(50,214,701)
Net increase (decrease)	5,110,360	5,819,644	$ 21,597,190	$ 22,609,480
Initial Class R
Shares sold	3,352,040	4,746,248	$ 14,394,479	$ 24,537,038
Reinvestment of distributions	6,842	455,407	29,282	1,730,548
Shares redeemed	(2,259,561)	(3,446,209)	(9,646,922)	(19,445,436)
Net increase (decrease)	1,099,321	1,755,446	$ 4,776,839	$ 6,822,150
Service Class R
Shares sold	6,108,224	7,564,400	$ 26,047,711	$ 39,304,602
Reinvestment of distributions	10,227	570,215	43,566	2,155,413
Shares redeemed	(4,303,018)	(6,965,405)	(18,463,465)	(39,209,237)
Net increase (decrease)	1,815,433	1,169,210	$ 7,627,812	$ 2,250,778

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Service Class 2R
Shares sold	164,567	116,810	$ 699,507	$ 631,648
Reinvestment of distributions	498	44,030	2,095	164,231
Shares redeemed	(122,128)	(178,258)	(527,917)	(993,749)
Net increase (decrease)	42,937	(17,418)	$ 173,685	$ (197,870)
Investor Class
Shares sold	13,645,985	17,613,879	$ 58,902,079	$ 91,879,844
Reinvestment of distributions	29,939	2,051,733	128,140	7,798,373
Shares redeemed	(8,549,315)	(14,594,721)	(36,273,218)	(82,444,314)
Net increase (decrease)	5,126,609	5,070,891	$ 22,757,001	$ 17,233,903

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 30% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of 27% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPHIR-SANN-0809
1.833449.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 1, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 1, 2009